UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2010

Item 1:	Report to Shareholders.

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Developing Local Markets Fund

Global Allocation Fund

For the six-month period ended June 30, 2010

Lord Abbett Developing Local Markets Fund and

Lord Abbett Global Allocation Fund

Semiannual Report

For the six-month period ended June 30, 2010

From Left to right: Robert S. Dow. Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow. Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster. Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Developing Local Markets Fund and Lord Abbett Global Allocation Fund for the six-month period ended June 30, 2010. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 through June 30, 2010).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 1/1/10 –  6/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Developing Local Markets Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/10	6/30/10	1/1/10 - 6/30/10
Class A
Actual	$1,000.00	$968.00	$5.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.06	$5.81
Class B
Actual	$1,000.00	$965.10	$8.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.82	$9.05
Class C
Actual	$1,000.00	$965.20	$8.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.84	$9.05
Class F
Actual	$1,000.00	$970.60	$4.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.31	$4.56
Class I
Actual	$1,000.00	$969.70	$3.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.79	$4.06
Class P
Actual	$1,000.00	$969.10	$6.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.31
Class R2
Actual	$1,000.00	$968.50	$6.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.05
Class R3
Actual	$1,000.00	$965.80	$6.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.31	$6.56

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.16% for Class A, 1.81% for Classes B and C, 0.91% for Class F, 0.81% for Class I, 1.26% for Class P, 1.41% for Class R2 and 1.31% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2010

Sector*	%**	Sector*	%**
Agency	7.51%	Foreign Government	10.09%
Asset-Backed	15.66%	Local Authority	0.25%
Banking	6.90%	Mortgage-Backed	36.40%
Basic Industry	0.34%	Services Cyclical	0.56%
Capital Goods	1.06%	Services Non-Cyclical	1.77%
Consumer Cyclical	0.53%	Technology & Electronics	0.58%
Consumer Non-Cyclical	4.11%	Telecommunications	3.42%
Energy	5.06%	Utility	4.97%
Finance & Investment	0.79%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Global Allocation Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period† #
	1/1/10	6/30/10	1/1/10 - 6/30/10
Class A
Actual	$1,000.00	$925.10	$1.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.06	$1.76
Class B
Actual	$1,000.00	$922.50	$4.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.83	$5.01
Class C
Actual	$1,000.00	$922.60	$4.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.83	$5.01
Class F
Actual	$1,000.00	$926.40	$0.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.30	$0.50
Class I
Actual	$1,000.00	$926.20	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.79	$0.00
Class R2
Actual	$1,000.00	$927.30	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.79	$0.00
Class R3
Actual	$1,000.00	$923.90	$2.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.34	$2.51

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A and 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Classes I and R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

#	Does not include expenses of Underlying Funds in which Global Allocation Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

June 30, 2010

Portfolio Allocation	%*
Equity	69.49%
Fixed Income	30.34%
Short-Term Investment	0.17%
Total	100.00%

*	Represents percent of total investments.

Schedule of Investments (unaudited)

DEVELOPING LOCAL MARKETS FUND June 30, 2010

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)	Value
ASSET-BACKED SECURITIES 15.53%

Automobiles 7.93%
Bank of America Auto Trust 2010-1A A2†	0.75%		6/15/2012	0.62	$1,190	$1,189,986
Capital Auto Receivables Asset Trust 2006-2 A3B	0.41%	#	5/15/2011	0.03	33	33,497
Capital Auto Receivables Asset Trust 2007-2 A3	0.65%	#	7/15/2011	0.03	311	310,620
Capital Auto Receivables Asset Trust 2007-4A A3B	1.05%	#	12/15/2011	0.03	286	286,607
Capital Auto Receivables Asset Trust 2008-1 A3B	1.35%	#	8/15/2012	0.44	682	684,290
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%		1/15/2012	0.12	263	264,895
CarMax Auto Owner Trust 2007-2 A3	5.23%		12/15/2011	0.12	130	131,084
CarMax Auto Owner Trust 2008-2 A2B	1.25%	#	9/15/2011	0.03	119	119,077
CarMax Auto Owner Trust 2010-1 A2	0.83%		11/15/2012	0.75	1,000	999,596
Chrysler Financial Auto Securitization Trust 2009-A A2	1.85%		6/15/2011	0.19	1,500	1,502,829
Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%		11/8/2011	0.51	1,225	1,227,121
Ford Credit Auto Owner Trust 2006-B A4	5.25%		9/15/2011	0.21	750	757,231
Ford Credit Auto Owner Trust 2007-B A3B	0.69%	#	11/15/2011	0.27	1,030	1,030,030
Ford Credit Auto Owner Trust 2009-B A2	2.10%		11/15/2011	0.15	1,580	1,583,809
Harley-Davidson Motorcycle Trust 2005-4 A2	4.85%		6/15/2012	0.32	101	101,217
Harley-Davidson Motorcycle Trust 2007-3 A3	0.70%	#	6/15/2012	0.05	163	163,463
Harley-Davidson Motorcycle Trust 2009-1 A2	2.52%		5/15/2012	0.18	418	419,217
Harley-Davidson Motorcycle Trust 2009-4 A2	1.16%		10/15/2012	0.48	700	700,883
Honda Auto Receivables Owner Trust 2009-2 A2	2.22%		8/15/2011	0.17	739	741,411
Honda Auto Receivables Owner Trust 2009-3 A2	1.50%		8/15/2011	0.22	734	735,209
Honda Auto Receivables Owner Trust 2010-1 A2	0.62%		2/21/2012	0.66	1,000	999,522
Hyundai Auto Receivables Trust 2007-A A3B	0.75%	#	1/17/2012	0.17	163	163,265
Hyundai Auto Receivables Trust 2009-A A2	1.11%		2/15/2012	0.39	1,059	1,060,814
Mercedes-Benz Auto Receivables Trust 2010-1 A2	0.70%		8/15/2012	0.85	1,000	999,388
Nissan Auto Lease Trust 2009-A A3	2.92%		12/15/2011	0.63	1,250	1,265,939
Nissan Auto Receivables Owner Trust 2009-A A2	2.94%		7/15/2011	0.12	630	631,603

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2010

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)	Value
Automobiles (continued)
USAA Auto Owner Trust 2007-2 A3	4.90%		2/15/2012	0.07	$75	$75,566
USAA Auto Owner Trust 2009-1 A2	2.64%		8/15/2011	0.03	31	31,270
Volkswagen Auto Lease Trust 2009-A A3	3.41%		4/16/2012	0.81	1,255	1,280,986
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%		5/21/2012	0.61	325	324,824

Total						19,815,249

Credit Cards 5.25%
American Express Credit Account Master Trust 2005-5 A	0.39%	#	2/15/2013	0.03	500	499,995
American Express Issuance Trust 2005-1 A	0.38%	#	8/15/2011	0.03	1,000	999,917
American Express Issuance Trust 2007-1 A	0.55%	#	9/15/2011	0.03	1,000	1,000,388
Bank of America Credit Card Trust 2007-A2	0.37%	#	6/17/2013	0.03	430	429,627
Cabela’s Master Credit Card 2008-1A A1†	4.31%		12/16/2013	0.44	700	709,962
Capital One Multi-Asset Execution Trust 2003-A5	0.64%	#	7/15/2013	0.03	2,415	2,415,557
Chase Issuance Trust 2005-A8	0.39%	#	10/15/2012	0.03	750	749,924
Chase Issuance Trust 2009-A7	0.80%	#	9/17/2012	0.03	1,500	1,501,049
Citibank Credit Card Issuance Trust 2007-A6	0.284%	#	7/12/2012	0.02	1,710	1,710,337
Discover Card Master Trust I 2006-1 A2	0.40%	#	8/16/2013	0.03	500	499,381
Discover Card Master Trust I 2006-2 A2	0.38%	#	1/16/2014	0.02	1,000	997,368
MBNA Credit Card Master Note Trust 2003-A8	0.54%	#	12/17/2012	0.03	1,609	1,609,058

Total						13,122,563

Home Equity 0.04%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	0.60	94	88,692

Other 2.31%
RSB BondCo LLC 2007-A A1	5.47%		10/1/2014	1.18	425	447,966
SLM Student Loan Trust 2007-3 A1	0.306%	#	10/27/2014	0.06	416	416,182
SLM Student Loan Trust 2007-6 A1	0.486%	#	4/27/2015	0.06	522	521,980
SLM Student Loan Trust 2007-7 A1	0.456%	#	10/25/2012	0.06	297	296,684
SLM Student Loan Trust 2007-8 A1	0.546%	#	7/27/2015	0.06	498	498,544
SLM Student Loan Trust 2008-2 A1	0.616%	#	1/25/2015	0.06	1,672	1,673,512
SLM Student Loan Trust 2008-3 A1	0.816%	#	1/25/2014	0.06	937	938,820
SLM Student Loan Trust 2008-4 A1	0.996%	#	7/25/2013	0.06	966	967,405

Total						5,761,093

Total Asset-Backed Securities (cost $38,784,392)						38,787,597

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2010

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)	Value
CORPORATE BONDS 32.29%

Airlines 0.56%
Southwest Airlines Co.†	10.50%		12/15/2011	1.36	$1,250	$1,395,001

Banking 9.31%
Ally Financial, Inc.	1.75%		10/30/2012	2.26	1,040	1,058,645
Asian Development Bank (Philippines)(a)	1.625%		7/15/2013	2.96	1,285	1,295,324
Banco Santander Chile (Chile)†(a)	1.557%	#	4/20/2012	1.77	1,000	999,940
Bank of America Corp.	2.10%		4/30/2012	1.78	2,800	2,868,648
Bank of Nova Scotia (Canada)(a)	0.312%	#	7/6/2011	1.03	1,000	999,992
Bear Stearns Cos. LLC	5.50%		8/15/2011	1.06	1,100	1,154,134
Citigroup Funding, Inc.	1.875%		10/22/2012	2.24	3,130	3,197,592
Citigroup Funding, Inc.	2.25%		12/10/2012	2.36	1,000	1,030,012
Deutsche Bank AG	0.604%	#	1/19/2012	1.57	1,000	993,256
European Investment Bank (Luxembourg)(a)	3.125%		6/4/2014	3.69	415	432,906
Export-Import Bank of Korea (South Korea)(a)	5.125%		2/14/2011	0.60	1,000	1,020,095
Inter-American Development Bank	3.00%		4/22/2014	3.59	960	1,004,802
Korea Development Bank (South Korea)(a)	5.75%		5/13/2012	1.76	250	259,759
Kreditanstalt fuer Wiederaufbau (Germany)(a)	3.50%		3/10/2014	3.44	535	565,395
Societe Financement de l’Economie Francaise (France)†(a)	2.375%		3/26/2012	1.68	3,000	3,060,720
Societe Financement de l’Economie Francaise (France)†(a)	3.375%		5/5/2014	3.59	2,000	2,091,138
Western Corporate Federal Credit Union	1.75%		11/2/2012	2.27	1,200	1,220,690

Total						23,253,048

Beverages 1.94%
Anheuser-Busch InBev Worldwide Inc†	1.267%	#	3/26/2013	0.23	1,500	1,501,557
Dr. Pepper Snapple Group, Inc.	1.70%		12/21/2011	1.44	1,500	1,508,886
Molson Coors Capital Finance ULC	4.85%		9/22/2010	0.23	1,500	1,513,538
SABMiller plc (United Kingdom)†(a)	6.20%		7/1/2011	0.96	305	318,818

Total						4,842,799

Building Materials 0.20%
Vulcan Materials Co.	1.787%	#	12/15/2010	0.20	500	501,385

Chemicals 0.34%
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	7.75%		5/31/2011	0.89	795	841,326

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2010

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)	Value
Consumer/Commercial/Lease Financing 0.78%
General Electric Capital Corp.	2.00%		9/28/2012	2.17	$1,900	$1,946,425

Diversified Capital Goods 0.85%
Ingersoll-Rand Global Holding Co., Ltd.	1.923%	#	8/13/2010	0.12	2,115	2,117,999

Electric-Distribution/Transportation 0.17%
Indianapolis Power & Light Co.†	6.30%		7/1/2013	2.75	375	417,324

Electric: Integrated 4.76%
Allegheny Energy Supply Co. LLC†	8.25%		4/15/2012	1.64	295	322,383
Appalachian Power Co.	5.65%		8/15/2012	1.96	1,000	1,072,901
Arizona Public Service Co.	6.375%		10/15/2011	1.22	500	529,368
CenterPoint Energy, Inc.	7.25%		9/1/2010	0.15	1,000	1,008,068
Commonwealth Edison Co.	6.15%		3/15/2012	1.60	1,000	1,078,305
DPL, Inc.	6.875%		9/1/2011	1.10	300	317,654
Entergy Gulf States, Inc.	4.875%		11/1/2011	0.07	750	751,282
FPL Group Capital Inc	0.774%	#	11/9/2012	0.10	2,000	2,010,184
KCP&L Greater Missouri Operations Co.	7.95%		2/1/2011	0.55	500	517,382
KCP&L Greater Missouri Operations Co.	11.875%		7/1/2012	1.80	350	403,238
Nevada Power Co.	8.25%		6/1/2011	0.88	1,075	1,138,330
South Carolina Electric & Gas Co.	6.70%		2/1/2011	0.55	236	243,641
Southern Co.	0.705%	#	10/21/2011	0.04	1,975	1,983,927
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	5.62%		10/25/2012	2.13	500	519,282

Total						11,895,945

Electronics 0.36%
Koninklijke Philips Electronics NV (Netherlands)(a)	1.687%	#	3/11/2011	0.70	900	906,730

Energy: Exploration & Production 1.07%
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	4.50%		9/30/2012	2.12	890	928,755
Woodside Finance Ltd. (Australia)†(a)	6.70%		8/1/2011	1.02	500	519,981
XTO Energy, Inc.	5.00%		8/1/2010	0.07	1,215	1,218,531

Total						2,667,267

Environmental 1.32%
Allied Waste North America, Inc.	6.375%		4/15/2011	0.75	1,500	1,550,680
Waste Management, Inc.	7.375%		8/1/2010	0.07	1,750	1,757,707

Total						3,308,387

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2010

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)	Value
Food & Drug Retailers 0.48%
CVS Caremark Corp.	2.037%	#	9/10/2010	0.18	$1,200	$1,202,432

Food: Wholesale 1.11%
Kraft Foods, Inc.	0.928%	#	8/11/2010	0.10	2,775	2,774,875

Gas Distribution 2.60%
Florida Gas Transmission Co. LLC†	7.00%		7/17/2012	1.86	500	544,234
Florida Gas Transmission Co. LLC†	7.625%		12/1/2010	0.40	1,000	1,020,487
Kinder Morgan Energy Partners LP	7.50%		11/1/2010	0.32	1,380	1,402,574
National Fuel Gas Co.	7.50%		11/22/2010	0.38	1,250	1,280,164
NiSource Finance Corp.	7.875%		11/15/2010	0.36	1,300	1,328,683
Texas Eastern Transmission LP	7.30%		12/1/2010	0.40	650	665,496
Transcontinental Gas Pipe Line Corp.	7.00%		8/15/2011	1.05	250	263,355

Total						6,504,993

Health Services 0.11%
McKesson Corp.	7.75%		2/1/2012	1.45	250	274,264

Integrated Energy 1.34%
BP Capital Markets plc (United Kingdom)(a)	1.55%		8/11/2011	1.07	500	476,535
Petronas Capital Ltd. (Malaysia)†(a)	7.00%		5/22/2012	1.78	750	819,902
Shell International Finance BV (Netherlands)(a)	1.30%		9/22/2011	1.21	1,000	1,006,301
Total Capital SA (France)(a)	5.00%		10/10/2011	1.22	1,000	1,045,015

Total						3,347,753

Medical Products 0.32%
Boston Scientific Corp.	6.00%		6/15/2011	0.91	775	788,947

Non-Food & Drug Retailers 0.52%
Home Depot, Inc.	4.625%		8/15/2010	0.11	1,300	1,305,131

Pharmaceuticals 0.41%
Roche Holdings, Inc.†	2.497%	#	2/25/2011	0.14	1,000	1,012,929

Software/Services 0.21%
Intuit, Inc.	5.40%		3/15/2012	1.60	500	531,025

Telecommunications: Integrated/Services 1.78%
CenturyLink, Inc.	8.375%		10/15/2010	0.27	1,298	1,322,959
Koninklijke KPN NV (Netherlands)(a)	8.00%		10/1/2010	0.25	1,205	1,224,273

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2010

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)		Value
Telecommunications: Integrated/Services (continued)
Telefonica Europe BV (Netherlands)(a)	7.75%		9/15/2010	0.19		$350	$354,395
TELUS Corp. (Canada)(a)	8.00%		6/1/2011	0.90		500	530,157
Verizon Global Funding Corp.	7.25%		12/1/2010	0.40		1,000	1,027,164

Total							4,458,948

Telecommunications: Wireless 1.61%
Cellco Partnership/Verizon Wireless Capital LLC	3.065%	#	5/20/2011	0.13		1,000	1,022,546
Vodafone Group plc (United Kingdom)(a)	0.877%	#	6/15/2011	0.97		3,000	2,999,319

Total							4,021,865

Tobacco 0.14%
Reynolds American, Inc.	6.50%		7/15/2010	0.03		350	350,354

Total Corporate Bonds (cost $80,156,292)							80,667,152

FOREIGN GOVERNMENT OBLIGATIONS 8.80%

Brazil 0.04%
Federal Republic of Brazil(a)	6.00%		1/17/2017	5.31		100	110,500

Hungary 2.08%
Hungary Government Bond(b)	6.25%		8/24/2010	0.14	HUF	493,230	2,114,464
Hungary Government Bond(b)	6.75%		10/12/2010	0.26	HUF	720,130	3,092,951

Total							5,207,415

Mexico 0.11%
United Mexican States(a)	7.50%		1/14/2012	1.42		$250	273,750

Panama 0.23%
Republic of Panama(a)	7.25%		3/15/2015	3.97		30	34,875
Republic of Panama(a)	9.625%		2/8/2011	0.57		500	527,000

Total							561,875

Poland 2.09%
Poland Government Bond(b)	Zero Coupon		7/25/2010	0.06	PLN	3,652	1,074,190
Poland Government Bond(b)	6.00%		11/24/2010	0.39	PLN	13,980	4,154,899

Total							5,229,089

Turkey 4.12%
Turkey Government Bond(b)	Zero Coupon		11/3/2010	0.34	TRY	16,711	10,291,933

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2010

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)	Value
United Arab Emirates 0.13%
Emirate of Abu Dhabi†(a)	5.50%		8/2/2012	1.93	$300	$322,341

Total Foreign Government Obligations (cost $24,036,949)						21,996,903

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 4.58%
Federal Home Loan Mortgage Corp. 2564 PD	5.00%		9/15/2016	0.72	1,560	1,602,966
Federal Home Loan Mortgage Corp. K005 A1	3.484%		4/25/2019	4.83	1,841	1,905,095
Federal Home Loan Mortgage Corp. K006 A1	3.398%		7/25/2019	4.93	1,928	1,985,433
Federal Home Loan Mortgage Corp. K007 A1	3.342%		12/25/2019	5.22	1,000	1,023,715
Federal National Mortgage Assoc. 2004-61 A	5.00%		2/25/2018	0.75	2,318	2,379,720
Federal National Mortgage Assoc. 2009-M2 A1	2.387%		1/25/2019	2.92	1,306	1,324,402
Federal National Mortgage Assoc. 2010-M1 A1	3.305%		6/25/2019	4.49	363	373,619
Federal National Mortgage Assoc. 2010-M3 A1	2.587%		3/25/2020	3.43	842	854,323

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,342,277)						11,449,273

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.38%
Federal Home Loan Mortgage Corp.	3.50%		9/1/2010	0.14	277	276,984
Federal Home Loan Mortgage Corp.	3.703%	#	12/1/2039	3.32	941	981,664
Federal Home Loan Mortgage Corp.	4.00%		7/1/2010	0.00	57	57,306
Federal Home Loan Mortgage Corp.	4.00%		5/1/2011	0.61	70	70,709
Federal Home Loan Mortgage Corp.	4.928%	#	7/1/2035	1.58	829	874,813
Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	2.30	506	542,564
Federal Home Loan Mortgage Corp.	5.068%	#	9/1/2035	2.36	1,068	1,140,514
Federal Home Loan Mortgage Corp.(c)	5.702%	#	11/1/2037	1.60	492	526,859
Federal National Mortgage Assoc.	2.95%		3/1/2015	4.35	1,000	1,006,520
Federal National Mortgage Assoc.	3.18%		11/1/2014	3.94	1,190	1,229,244
Federal National Mortgage Assoc.	3.50%		10/1/2010	0.17	48	48,203
Federal National Mortgage Assoc.	4.00%		8/1/2010	0.00	36	36,567
Federal National Mortgage Assoc.	4.00%		10/1/2010	0.17	63	63,188
Federal National Mortgage Assoc.	4.00%		11/1/2010	0.24	158	158,817
Federal National Mortgage Assoc.	4.00%		1/1/2011	0.37	160	160,555
Federal National Mortgage Assoc.	4.00%		6/1/2011	0.64	658	666,597
Federal National Mortgage Assoc.	5.801%	#	10/1/2036	0.94	461	489,590
Federal National Mortgage Assoc.	5.842%	#	5/1/2036	0.57	106	111,717

Total Government Sponsored Enterprises Pass-Throughs (cost $8,295,556)						8,442,411

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2010

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)	Value
MUNICIPAL BOND 0.25%

Education
PA St Higher Ed Assistance Agy Ser 2 Class A-1 (cost $620,179)	0.916%	#	4/25/2019	0.06	$619	$619,597

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 33.09%
Banc of America Commercial Mortgage, Inc. 2001-1 A2	6.503%		4/15/2036	0.50	1,219	1,244,016
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%		7/11/2043	1.37	960	1,000,543
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%		9/11/2036	1.00	959	970,557
Banc of America Commercial Mortgage, Inc. 2004-5 A2	4.176%		11/10/2041	0.44	8	7,921
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%		7/10/2043	2.26	737	769,570
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%		10/10/2045	0.15	218	218,078
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%		9/10/2047	0.36	1,030	1,039,121
Banc of America Commercial Mortgage, Inc. 2006-3 A1	5.685%		7/10/2044	0.45	194	195,824
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A1	5.92%		10/15/2036	0.19	510	513,133
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A1	4.00%		3/13/2040	1.14	1,183	1,204,516
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%		10/12/2042	0.23	1,349	1,349,917
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%		3/11/2039	0.39	366	369,914
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A1	5.415%		4/12/2038	0.00	374	373,819
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A2	5.628%	#	4/12/2038	0.57	1,000	1,009,729
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T28 A1	5.422%		9/11/2042	1.30	1,618	1,674,087
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%		5/15/2043	2.14	1,233	1,259,843
Commercial Mortgage Pass-Through Certificates 2003-LB1A A2	4.084%		6/10/2038	2.51	1,220	1,260,656
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%		6/10/2046	0.57	640	651,279

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital 2006-C1 A2	5.512%	2/15/2039	1.63	$1,137	$1,179,658
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	1.08	615	645,179
CS First Boston Mortgage Securities Corp. 2001-CP4 A4	6.18%	12/15/2035	0.73	244	250,427
CS First Boston Mortgage Securities Corp. 2002-CKP1 A3	6.439%	12/15/2035	1.26	1,072	1,130,354
CS First Boston Mortgage Securities Corp. 2002-CKS4 A1	4.485%	11/15/2036	0.38	391	393,800
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	1.77	745	783,124
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%	3/15/2036	2.31	1,549	1,635,348
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%	11/15/2037	0.00	1,184	1,184,558
Developers Diversified Realty I Depositor LLC Trust 2009-DDR1 A†	3.807%	10/14/2022	3.73	1,482	1,531,696
Duke Weeks Industrial Trust 2000-DW1A A2†	7.151%	10/15/2015	0.27	1,200	1,215,885
GE Capital Commercial Mortgage Corp. 2001-2 A4	6.29%	8/11/2033	0.76	1,757	1,812,837
GE Capital Commercial Mortgage Corp. 2001-3 A2	6.07%	6/10/2038	1.11	1,425	1,486,247
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%	12/10/2035	1.35	1,305	1,377,589
GE Capital Commercial Mortgage Corp. 2002-2A A3	5.349%	8/11/2036	1.75	1,135	1,200,799
GE Capital Commercial Mortgage Corp. 2002-3A A1	4.229%	12/10/2037	0.81	1,134	1,143,893
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%	12/10/2037	1.96	1,580	1,665,950
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%	7/10/2037	2.52	210	224,975
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	0.66	107	108,518
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	1.13	885	894,329
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A2	6.278%	11/15/2039	1.05	1,000	1,044,423
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%	10/15/2038	1.50	1,350	1,422,779
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	1.98	1,025	1,079,559

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2010

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%		5/10/2036	1.23	$830	$839,932
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A1	4.576%		5/10/2040	2.00	732	762,599
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.659%	#	5/10/2040	2.73	900	975,452
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%		11/10/2045	0.25	1,598	1,602,484
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%		1/11/2035	1.95	1,100	1,157,241
Greenwich Capital Commercial Funding Corp. 2003-C1 A2	3.285%		7/5/2035	0.00	154	153,933
Greenwich Capital Commercial Funding Corp. 2003-C1 A4	4.111%		7/5/2035	2.48	1,910	1,979,883
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%		1/5/2036	2.80	1,000	1,066,967
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%		4/10/2037	0.62	1,026	1,037,182
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3	6.465%		11/15/2035	1.05	846	884,552
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2	4.914%		7/12/2037	0.61	434	440,844
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	1.65	1,200	1,257,223
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB5 A2	5.161%		10/12/2037	2.00	1,193	1,261,440
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A1	4.393%		7/12/2037	1.48	535	551,961
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	1.30	1,565	1,603,618
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%		7/15/2042	0.00	280	280,144
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A2	4.851%		8/15/2042	0.00	193	192,809
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A2	4.79%		10/15/2042	0.11	114	113,512
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 ASB	4.824%		10/15/2042	2.15	986	1,030,818
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB14 A2	5.437%		12/12/2044	0.17	1,300	1,304,213
LB-UBS Commercial Mortgage Trust 2001-C3 A2	6.365%		12/15/2028	0.75	1,485	1,532,885

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2010

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust 2002-C1 A4	6.462%		3/15/2031	1.30	$970	$1,029,035
LB-UBS Commercial Mortgage Trust 2003-C8 A2	4.207%		11/15/2027	0.05	107	107,061
LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%		3/15/2029	0.44	47	47,319
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%		8/15/2029	0.03	74	74,456
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%		12/15/2029	0.62	299	302,911
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%		7/15/2030	0.03	548	548,290
LB-UBS Commercial Mortgage Trust 2006-C3 A1	5.478%		3/15/2032	0.26	140	140,709
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%		7/12/2038	1.02	668	683,548
Merrill Lynch Mortgage Trust 2005-CKI1 A1	5.077%		11/12/2037	0.17	464	464,904
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.384%	#	11/12/2037	0.45	1,068	1,076,190
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%		1/12/2044	0.33	585	589,682
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	0.00	395	394,677
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	0.00	380	380,559
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%		5/12/2039	0.28	289	291,450
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%		2/12/2039	0.52	1,855	1,884,017
Morgan Stanley Capital I 2003-IQ4 A1	3.27%		5/15/2040	0.12	592	591,507
Morgan Stanley Capital I 2004-T13 A2	3.94%		9/13/2045	0.31	381	382,795
Morgan Stanley Capital I 2005-HQ6 A1	4.646%		8/13/2042	0.00	23	23,216
Morgan Stanley Capital I 2006-HQ8 A2	5.374%		3/12/2044	0.45	1,289	1,300,667
Morgan Stanley Capital I 2006-IQ11 A2	5.693%		10/15/2042	0.75	1,335	1,363,822
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	0.41	1,000	1,007,155
Morgan Stanley Capital I 2006-T23 AAB	5.97%	#	8/12/2041	2.97	1,000	1,092,493
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%		7/15/2033	0.77	947	978,536
Morgan Stanley Dean Witter Capital I 2003-HQ2 A1	4.18%		3/12/2035	1.59	1,022	1,055,573
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	4.28	1,600	1,637,638
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%		4/15/2034	1.45	1,280	1,359,396
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%		11/15/2034	2.02	1,124	1,184,294

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2010

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	0.77	$576	$578,517
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2	3.989%	6/15/2035	2.41	980	1,012,631
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%	10/15/2035	0.69	951	959,968
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%	10/15/2041	1.81	788	803,061
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	1.95	643	671,149
Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%	5/15/2044	0.00	94	94,223

Total Non-Agency Commercial Mortgage-Backed Securities (cost $81,542,382)					82,665,591

Total Long-Term Investments (cost $244,778,027)					244,628,524

SHORT-TERM INVESTMENT 1.19%

Foreign Government Obligation

Israel
Israel Treasury Bill - Makam(b) (cost $3,010,984)	Zero Coupon	10/6/2010	0.27	ILS 11,650	2,983,822

Total Investments in Securities 99.11% (cost $247,789,011)					247,612,346

Cash, Foreign Cash and Other Assets in Excess of Liabilities(d) 0.89%					2,228,294

Net Assets 100.00%					$249,840,640

HUF	Hungarian forint.
ILS	Israeli new shekel.
PLN	Polish zloty.
TRY	Turkish lira.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2010.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security pledged as collateral to cover margin requirements for open futures contracts as of June 30, 2010 (See Note 2(h)).
(d)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts and forward foreign currency exchange contracts as follows:

Open Futures Contracts at June 30, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2010	224	Short	$(49,017,500)	$(187,539)
U.S. 5-Year Treasury Note	September 2010	248	Short	(29,351,188)	(356,798)

Totals				$(78,368,688)	$(544,337)

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2010

Open Forward Foreign Currency Exchange Contracts at June 30, 2010:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Argentine peso	Buy	Goldman Sachs	8/27/2010	7,065,000	$1,785,218	$1,771,207	$(14,011)
Argentine peso	Buy	UBS AG	10/8/2010	14,150,000	3,508,119	3,503,881	(4,238)
Argentine peso	Sell	UBS AG	10/8/2010	952,000	234,946	235,738	(792)
Brazilian real	Buy	Barclays Bank plc	7/23/2010	305,000	169,727	168,246	(1,481)
Brazilian real	Buy	Barclays Bank plc	7/23/2010	6,675,000	3,715,972	3,682,100	(33,872)
Brazilian real	Sell	Barclays Bank plc	7/23/2010	240,000	128,082	132,390	(4,308)
Brazilian real	Sell	Barclays Bank plc	7/23/2010	330,000	174,418	182,036	(7,618)
Brazilian real	Sell	Barclays Bank plc	7/23/2010	2,460,000	1,356,718	1,356,999	(281)
Brazilian real	Buy	UBS AG	8/27/2010	8,235,000	4,633,172	4,506,808	(126,364)
Brazilian real	Sell	UBS AG	8/27/2010	335,000	183,914	183,337	577
Brazilian real	Sell	UBS AG	10/8/2010	346,000	187,941	187,504	437
Chilean peso	Buy	Barclays Bank plc	7/23/2010	35,000,000	65,056	64,125	(931)
Chilean peso	Buy	Barclays Bank plc	7/23/2010	90,000,000	173,077	164,892	(8,185)
Chilean peso	Sell	Barclays Bank plc	7/23/2010	125,000,000	234,521	229,016	5,505
Chilean peso	Buy	Barclays Bank plc	8/27/2010	2,765,000,000	5,342,995	5,066,138	(276,857)
Chilean peso	Buy	Barclays Bank plc	8/27/2010	645,000,000	1,200,223	1,181,793	(18,430)
Chilean peso	Buy	Barclays Bank plc	8/27/2010	35,000,000	65,043	64,128	(915)
Chilean peso	Sell	Barclays Bank plc	8/27/2010	110,000,000	200,364	201,546	(1,182)
Chilean peso	Buy	UBS AG	10/8/2010	96,942,000	176,940	177,591	651
Chinese yuan renminbi	Buy	UBS AG	8/27/2010	4,170,000	618,694	615,203	(3,491)
Chinese yuan renminbi	Buy	UBS AG	10/8/2010	22,335,000	3,320,696	3,298,589	(22,107)
Chinese yuan renminbi	Buy	UBS AG	10/8/2010	7,608,000	1,121,793	1,123,603	1,810
Colombian peso	Buy	UBS AG	8/27/2010	2,490,000,000	1,254,408	1,308,823	54,415
Colombian peso	Buy	UBS AG	10/8/2010	3,955,000,000	2,086,301	2,073,889	(12,412)
Colombian peso	Sell	UBS AG	10/8/2010	670,537,000	347,789	351,610	(3,821)
Czech koruna	Buy	Barclays Bank plc	7/23/2010	3,250,000	172,327	154,535	(17,792)
Czech koruna	Buy	Barclays Bank plc	7/23/2010	64,150,000	3,396,156	3,050,281	(345,875)
Czech koruna	Sell	Barclays Bank plc	7/23/2010	11,800,000	578,148	561,081	17,067
Czech koruna	Buy	Barclays Bank plc	8/27/2010	166,300,000	8,244,918	7,906,796	(338,122)
Czech koruna	Buy	Morgan Stanley	10/8/2010	94,270,000	4,486,804	4,481,770	(5,034)
Czech koruna	Buy	Barclays Bank plc	10/8/2010	39,088,000	1,866,489	1,858,316	(8,173)
euro dollar	Sell	Barclays Bank plc	8/27/2010	1,075,000	1,337,527	1,314,939	22,588
euro dollar	Sell	Barclays Bank plc	8/27/2010	850,000	1,045,084	1,039,719	5,365
euro dollar	Sell	Barclays Bank plc	8/27/2010	960,000	1,184,174	1,174,271	9,903
euro dollar	Sell	Barclays Bank plc	8/27/2010	1,050,000	1,300,163	1,284,359	15,804
euro dollar	Sell	Barclays Bank plc	8/27/2010	583,550	752,126	713,798	38,328
euro dollar	Sell	Barclays Bank plc	8/27/2010	1,074,460	1,412,454	1,314,279	98,175

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2010

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
euro dollar	Sell	Morgan Stanley	10/8/2010	410,000	$501,405	$501,641	$(236)
Hong Kong dollar	Buy	Barclays Bank plc	7/23/2010	32,400,000	4,175,131	4,161,156	(13,975)
Hong Kong dollar	Buy	Barclays Bank plc	7/23/2010	11,100,000	1,429,314	1,425,581	(3,733)
Hong Kong dollar	Buy	Barclays Bank plc	7/23/2010	6,900,000	885,393	886,172	779
Hong Kong dollar	Buy	Barclays Bank plc	7/23/2010	6,100,000	786,336	783,428	(2,908)
Hong Kong dollar	Buy	Barclays Bank plc	7/23/2010	44,100,000	5,686,141	5,663,797	(22,344)
Hong Kong dollar	Sell	Barclays Bank plc	7/23/2010	1,800,000	230,784	231,175	(391)
Hong Kong dollar	Sell	Barclays Bank plc	7/23/2010	4,250,000	544,806	545,831	(1,025)
Hong Kong dollar	Sell	Barclays Bank plc	7/23/2010	960,000	123,093	123,294	(201)
Hong Kong dollar	Sell	Barclays Bank plc	7/23/2010	970,000	124,514	124,578	(64)
Hong Kong dollar	Buy	Morgan Stanley	8/27/2010	78,575,000	10,128,516	10,093,844	(34,672)
Hong Kong dollar	Buy	Morgan Stanley	8/27/2010	3,475,000	447,339	446,403	(936)
Hong Kong dollar	Buy	Morgan Stanley	8/27/2010	1,970,000	253,179	253,068	(111)
Hong Kong dollar	Buy	Goldman Sachs	10/8/2010	14,500,000	1,866,284	1,863,327	(2,957)
Hong Kong dollar	Buy	Goldman Sachs	10/8/2010	1,000,000	128,690	128,505	(185)
Hong Kong dollar	Sell	Goldman Sachs	10/8/2010	15,653,000	2,010,584	2,011,493	(909)
Hungarian forint	Buy	UBS AG	7/23/2010	34,200,000	171,946	146,163	(25,783)
Hungarian forint	Buy	UBS AG	7/23/2010	707,800,000	3,510,739	3,024,972	(485,767)
Hungarian forint	Sell	UBS AG	7/23/2010	92,000,000	390,990	393,186	(2,196)
Hungarian forint	Buy	Barclays Bank plc	8/27/2010	300,000,000	1,412,454	1,277,515	(134,939)
Hungarian forint	Buy	Morgan Stanley	8/27/2010	1,167,000,000	5,329,984	4,969,536	(360,448)
Hungarian forint	Sell	Morgan Stanley	8/27/2010	57,500,000	255,684	244,857	10,827
Hungarian forint	Sell	Morgan Stanley	8/27/2010	118,500,000	527,471	504,619	22,852
Hungarian forint	Buy	Barclays Bank plc	10/8/2010	517,278,000	2,199,779	2,195,143	(4,636)
Indian rupee	Buy	UBS AG	7/23/2010	222,250,000	4,975,375	4,774,941	(200,434)
Indian rupee	Sell	UBS AG	7/23/2010	14,050,000	297,229	301,858	(4,629)
Indian rupee	Sell	UBS AG	7/23/2010	14,500,000	315,560	311,526	4,034
Indian rupee	Sell	UBS AG	7/23/2010	84,700,000	1,895,703	1,819,741	75,962
Indian rupee	Buy	Goldman Sachs	8/27/2010	258,500,000	5,778,473	5,532,065	(246,408)
Indian rupee	Sell	Goldman Sachs	10/8/2010	8,693,000	184,213	185,182	(969)
Indonesian rupiah	Buy	Barclays Bank plc	7/23/2010	28,200,000,000	3,093,123	3,100,094	6,971
Indonesian rupiah	Buy	UBS AG	8/27/2010	13,300,000,000	1,457,374	1,454,095	(3,279)
Indonesian rupiah	Buy	UBS AG	10/8/2010	32,300,000,000	3,555,311	3,507,133	(48,178)
Indonesian rupiah	Sell	UBS AG	10/8/2010	4,726,659,000	512,542	513,221	(679)
Israeli new shekel	Buy	Morgan Stanley	8/27/2010	19,540,000	5,179,589	5,025,199	(154,390)
Israeli new shekel	Sell	UBS AG	8/27/2010	6,421,410	1,666,643	1,651,426	15,217
Israeli new shekel	Sell	Morgan Stanley	8/27/2010	700,000	184,502	180,023	4,479
Israeli new shekel	Sell	Barclays Bank plc	10/8/2010	1,073,000	275,411	275,919	(508)
Malaysian ringgit	Buy	Goldman Sachs	7/23/2010	14,250,000	4,406,308	4,397,312	(8,996)
Malaysian ringgit	Sell	Goldman Sachs	7/23/2010	5,775,000	1,730,596	1,782,068	(51,472)
Malaysian ringgit	Buy	UBS AG	8/27/2010	6,600,000	2,050,008	2,033,492	(16,516)

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2010

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Malaysian ringgit	Sell	UBS AG	8/27/2010	950,000	$289,194	$292,700	$(3,506)
Malaysian ringgit	Buy	Barclays Bank plc	10/8/2010	3,980,000	1,245,307	1,223,913	(21,394)
Malaysian ringgit	Sell	Barclays Bank plc	10/8/2010	1,819,000	559,692	559,371	321
Mexican peso	Buy	UBS AG	7/23/2010	119,500,000	9,673,920	9,220,575	(453,345)
Mexican peso	Buy	Morgan Stanley	8/27/2010	171,100,000	13,342,171	13,153,720	(188,451)
Mexican peso	Buy	Morgan Stanley	8/27/2010	3,700,000	284,910	284,446	(464)
Mexican peso	Buy	Barclays Bank plc	8/27/2010	2,250,000	177,203	172,974	(4,229)
Mexican peso	Sell	Morgan Stanley	8/27/2010	1,700,000	135,138	130,692	4,446
Mexican peso	Sell	Morgan Stanley	8/27/2010	4,400,000	338,705	338,260	445
Mexican peso	Sell	Morgan Stanley	8/27/2010	4,000,000	307,342	307,510	(168)
Mexican peso	Sell	Morgan Stanley	8/27/2010	1,650,000	126,845	126,848	(3)
Mexican peso	Buy	Barclays Bank plc	10/8/2010	85,675,000	6,670,170	6,556,940	(113,230)
Mexican peso	Buy	Barclays Bank plc	10/8/2010	2,300,000	179,461	176,025	(3,436)
Mexican peso	Sell	Barclays Bank plc	10/8/2010	26,951,000	2,072,994	2,062,633	10,361
Peruvian Nuevo sol	Buy	Goldman Sachs	8/27/2010	4,140,000	1,453,142	1,463,148	10,006
Peruvian Nuevo sol	Buy	Goldman Sachs	8/27/2010	3,970,000	1,397,395	1,403,066	5,671
Peruvian Nuevo sol	Buy	Goldman Sachs	8/27/2010	2,810,000	986,311	993,103	6,792
Peruvian Nuevo sol	Buy	Goldman Sachs	8/27/2010	1,175,000	415,341	415,265	(76)
Philippine peso	Buy	UBS AG	8/27/2010	80,000,000	1,769,912	1,715,591	(54,321)
Philippine peso	Buy	Goldman Sachs	10/8/2010	341,300,000	7,385,847	7,291,130	(94,717)
Philippine peso	Sell	Goldman Sachs	10/8/2010	11,864,000	253,018	253,449	(431)
Polish zloty	Buy	Barclays Bank plc	7/23/2010	950,000	283,580	279,634	(3,946)
Polish zloty	Buy	Barclays Bank plc	7/23/2010	420,000	127,096	123,628	(3,468)
Polish Zloty	Buy	Barclays Bank plc	7/23/2010	750,000	257,900	220,763	(37,137)
Polish Zloty	Buy	Barclays Bank plc	7/23/2010	22,740,000	7,860,353	6,693,547	(1,166,806)
Polish zloty	Sell	Barclays Bank plc	7/23/2010	425,000	129,225	125,099	4,126
Polish zloty	Buy	UBS AG	8/27/2010	28,210,000	8,856,587	8,284,565	(572,022)
Polish zloty	Sell	UBS AG	8/27/2010	850,000	267,725	249,624	18,101
Polish zloty	Sell	UBS AG	8/27/2010	950,000	281,565	278,991	2,574
Polish zloty	Sell	UBS AG	8/27/2010	850,000	246,527	249,624	(3,097)
Polish zloty	Buy	Goldman Sachs	10/8/2010	6,240,000	1,859,800	1,828,085	(31,715)
Polish zloty	Buy	Goldman Sachs	10/8/2010	10,545,000	3,101,106	3,089,288	(11,818)
Romanian new leu	Buy	Goldman Sachs	7/23/2010	5,410,000	1,747,981	1,510,198	(237,783)
Romanian new leu	Buy	Barclays Bank plc	8/27/2010	16,220,000	4,926,348	4,502,175	(424,173)
Romanian new leu	Sell	Barclays Bank plc	8/27/2010	625,000	187,149	173,481	13,668
Romanian new leu	Sell	Barclays Bank plc	8/27/2010	535,000	156,022	148,499	7,523
Romanian new leu	Buy	Morgan Stanley	10/8/2010	6,600,000	1,880,878	1,819,729	(61,149)
Romanian new leu	Buy	Morgan Stanley	10/8/2010	3,527,000	976,062	972,452	(3,610)
Russian ruble	Buy	Barclays Bank plc	8/27/2010	128,000,000	4,265,245	4,079,196	(186,049)
Russian ruble	Sell	Barclays Bank plc	8/27/2010	45,000,000	1,412,873	1,434,093	(21,220)
Russian ruble	Buy	Barclays Bank plc	10/8/2010	119,900,000	3,844,489	3,809,081	(35,408)

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2010

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Russian ruble	Sell	Barclays Bank plc	10/8/2010	5,388,000	$171,292	$171,170	$122
Singapore dollar	Buy	Morgan Stanley	7/23/2010	14,350,000	10,285,632	10,255,922	(29,710)
Singapore dollar	Sell	Morgan Stanley	7/23/2010	185,000	133,976	132,219	1,757
Singapore dollar	Sell	Morgan Stanley	7/23/2010	285,000	202,407	203,689	(1,282)
Singapore dollar	Sell	Morgan Stanley	7/23/2010	180,000	127,112	128,646	(1,534)
Singapore dollar	Sell	Morgan Stanley	7/23/2010	770,000	543,356	550,318	(6,962)
Singapore dollar	Sell	Morgan Stanley	7/23/2010	280,000	198,334	200,116	(1,782)
Singapore dollar	Sell	Morgan Stanley	7/23/2010	1,030,000	736,716	736,139	577
Singapore dollar	Buy	Goldman Sachs	8/27/2010	11,965,000	8,596,781	8,552,618	(44,163)
Singapore dollar	Buy	Morgan Stanley	8/27/2010	2,335,000	1,659,703	1,669,065	9,362
Singapore dollar	Buy	Morgan Stanley	8/27/2010	220,000	156,328	157,257	929
Singapore dollar	Buy	Morgan Stanley	8/27/2010	210,000	150,573	150,109	(464)
Singapore dollar	Buy	Barclays Bank plc	10/8/2010	10,050,000	7,219,309	7,185,111	(34,198)
Singapore dollar	Sell	Barclays Bank plc	10/8/2010	1,393,000	997,065	995,906	1,159
South African rand	Buy	Barclays Bank plc	7/23/2010	10,220,000	1,337,155	1,326,725	(10,430)
South African rand	Buy	Barclays Bank plc	7/23/2010	965,000	126,327	125,273	(1,054)
South African rand	Buy	Barclays Bank plc	7/23/2010	42,240,000	5,717,379	5,483,449	(233,930)
South African rand	Sell	Barclays Bank plc	7/23/2010	1,230,000	155,442	159,674	(4,232)
South African rand	Sell	Barclays Bank plc	7/23/2010	1,160,000	149,230	150,587	(1,357)
South African rand	Buy	Morgan Stanley	8/27/2010	53,330,000	6,863,136	6,882,197	19,061
South African rand	Sell	Morgan Stanley	8/27/2010	1,425,000	187,019	183,895	3,124
South African rand	Sell	Morgan Stanley	8/27/2010	2,270,000	288,891	292,942	(4,051)
South African rand	Buy	Goldman Sachs	10/8/2010	10,500,000	1,363,335	1,345,914	(17,421)
South African rand	Sell	Goldman Sachs	10/8/2010	6,876,000	880,635	881,381	(746)
South Korean won	Buy	UBS AG	8/27/2010	160,000,000	143,190	130,690	(12,500)
South Korean won	Buy	UBS AG	8/27/2010	1,535,000,000	1,251,019	1,253,805	2,786
South Korean won	Buy	UBS AG	10/8/2010	2,185,000,000	1,859,970	1,782,882	(77,088)
Taiwan dollar	Buy	Barclays Bank plc	7/23/2010	10,250,000	329,688	319,220	(10,468)
Taiwan dollar	Buy	Barclays Bank plc	7/23/2010	30,100,000	961,048	937,418	(23,630)
Taiwan dollar	Buy	Barclays Bank plc	10/8/2010	40,000,000	1,275,104	1,253,168	(21,936)
Thai baht	Buy	UBS AG	7/23/2010	136,050,000	4,193,379	4,199,926	6,547
Thai baht	Sell	UBS AG	7/23/2010	4,850,000	148,477	149,722	(1,245)
Thai baht	Sell	UBS AG	7/23/2010	68,500,000	2,108,990	2,114,626	(5,636)
Thai baht	Buy	Goldman Sachs	8/27/2010	50,100,000	1,545,819	1,546,350	531
Thai baht	Buy	Goldman Sachs	8/27/2010	20,500,000	634,675	632,738	(1,937)
Thai baht	Sell	Barclays Bank plc	10/8/2010	10,571,000	324,962	326,182	(1,220)
Turkish lira	Buy	Barclays Bank plc	7/23/2010	205,000	128,808	129,021	213
Turkish lira	Buy	Barclays Bank plc	7/23/2010	440,000	279,688	276,924	(2,764)
Turkish lira	Buy	Barclays Bank plc	7/23/2010	10,700,000	7,032,534	6,734,285	(298,249)
Turkish lira	Buy	Barclays Bank plc	7/23/2010	2,190,000	1,462,926	1,378,326	(84,600)
Turkish lira	Buy	Barclays Bank plc	7/23/2010	310,000	203,981	195,106	(8,875)

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

DEVELOPING LOCAL MARKETS FUND June 30, 2010

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Turkish lira	Sell	Barclays Bank plc	7/23/2010	205,000	$132,776	$129,021	$3,755
Turkish lira	Sell	Barclays Bank plc	7/23/2010	6,180,000	3,950,874	3,889,522	61,352
Turkish lira	Sell	Barclays Bank plc	7/23/2010	210,000	131,661	132,168	(507)
Turkish lira	Sell	Barclays Bank plc	7/23/2010	205,000	128,550	129,021	(471)
Turkish lira	Sell	Barclays Bank plc	7/23/2010	200,000	125,563	125,874	(311)
Turkish lira	Sell	Barclays Bank plc	7/23/2010	500,000	316,230	314,686	1,544
Turkish lira	Sell	Barclays Bank plc	7/23/2010	665,000	429,548	418,532	11,016
Turkish lira	Buy	Goldman Sachs	8/27/2010	10,555,000	6,775,581	6,606,406	(169,175)
Turkish lira	Buy	Morgan Stanley	10/8/2010	6,195,000	3,863,665	3,851,990	(11,675)
Turkish lira	Sell	Morgan Stanley	10/8/2010	797,000	495,185	495,567	(382)

Total Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(7,334,708)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

GLOBAL ALLOCATION FUND June 30, 2010

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.92%
Lord Abbett Affiliated Fund, Inc. - Class I(b)	651,745	$6,081
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I(c)	350,826	8,360
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I(d)	2,297,165	14,679
Lord Abbett Investment Trust - Floating Rate Fund - Class I(e)	284,234	2,584
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I(b)	814,908	8,459
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(f)	488,241	8,617
Lord Abbett Investment Trust - High Yield Fund - Class I(g)	2,500,508	18,479
Lord Abbett Securities Trust - International Core Equity Fund - Class I(h)	572,265	5,677
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(i)	4,881,336	35,243
Lord Abbett Securities Trust - International Opportunities Fund - Class I(j)	898,139	9,404

Total Investments in Underlying Funds (cost $132,559,691)		117,583

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.17%

Repurchase Agreement
Repurchase Agreement dated 6/30/2010, Zero Coupon due 7/1/2010 with Fixed Income Clearing Corp. collateralized by $200,000 of Federal Home Loan Bank at 3.125% due 6/10/2011; value: $204,750; proceeds: $198,497 (cost $198,497)	$198	$198

Total Investments in Securities 100.09% (cost $132,758,188)		117,781

Liabilities in Excess of Other Assets (0.09%)		(101)

Net Assets 100.00%		$117,680

*	Non-income producing security.
(a)	Affiliated issuers (See Note 10).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek a high level of current income.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is long-term capital appreciation.

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

June 30, 2010

	Developing Local Markets Fund	Global Allocation Fund
ASSETS:
Investments in securities, at cost	$247,789,011	$132,758,188
Investments in securities, at value	$247,612,346	$117,780,623
Cash	7,868,514	–
Foreign cash, at value (cost $26,146 and $0, respectively)	26,718	–
Deposits with broker for forward foreign currency exchange contracts collateral	700,000	–
Receivables:
Interest and dividends	1,678,748	889,297
Capital shares sold	1,047,180	1,023,599
Variation margin	29,745	–
From affiliates (See Note 3)	–	29,499
Unrealized appreciation on forward foreign currency exchange contracts	619,615	–
Prepaid expenses and other assets	63,929	46,462
Total assets	259,646,795	119,769,480
LIABILITIES:
Payables:
Investment securities purchased	–	983,896
Capital shares reacquired	923,067	188,670
Management fee	104,155	–
12b-1 distribution fees	79,732	54,760
Fund administration	8,332	–
Directors’ fees	41,546	26,050
To affiliates (See Note 3)	7,908	–
Unrealized depreciation on forward foreign currency exchange contracts	7,954,323	–
Distributions payable	594,755	774,367
Accrued expenses and other liabilities	92,337	62,031
Total liabilities	9,806,155	2,089,774
NET ASSETS	$249,840,640	$117,679,706
COMPOSITION OF NET ASSETS:
Paid-in capital	$260,078,258	$139,167,829
Undistributed (distributions in excess of) net investment income	(1,500,339)	281,096
Accumulated net realized loss on investments, futures contracts and foreign currency related transactions	(630,438)	(6,790,665)
Net unrealized depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(8,106,841)	(14,978,554)
Net Assets	$249,840,640	$117,679,706

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

June 30, 2010

	Developing Local Markets Fund	Global Allocation Fund

Net assets by class:
Class A Shares	$94,610,915	$84,351,631
Class B Shares	$3,101,619	$9,898,546
Class C Shares	$32,066,692	$20,076,055
Class F Shares	$51,606,544	$1,171,323
Class I Shares	$68,231,818	$949,897
Class P Shares	$13,310	–
Class R2 Shares	$33,453	$8,955
Class R3 Shares	$176,289	$1,223,299
Outstanding shares by class:
Class A Shares (415 million and 430 million shares of common stock authorized, $.001 par value)	14,773,423	8,746,949
Class B Shares (30 million and 15 million shares of common stock authorized, $.001 par value)	482,089	1,104,987
Class C Shares (100 million and 20 million shares of common stock authorized, $.001 par value)	4,978,981	2,236,419
Class F Shares (100 million and 20 million shares of common stock authorized, $.001 par value)	8,066,501	121,522
Class I Shares (100 million and 15 million shares of common stock authorized, $.001 par value)	10,676,258	98,094
Class P Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	2,081	–
Class R2 Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	5,214	918
Class R3 Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	27,571	126,187
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$6.40	$9.64
Class A Shares-Maximum offering price (Net asset value plus sales charge of 4.75% and 5.75%, respectively)	$6.72	$10.23
Class B Shares-Net asset value	$6.43	$8.96
Class C Shares-Net asset value	$6.44	$8.98
Class F Shares-Net asset value	$6.40	$9.64
Class I Shares-Net asset value	$6.39	$9.68
Class P Shares-Net asset value	$6.40	–
Class R2 Shares-Net asset value	$6.42	$9.75
Class R3 Shares-Net asset value	$6.39	$9.69

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2010

	Developing Local Markets Fund	Global Allocation Fund
Investment income:
Dividends	$—	$2,075,165
Interest and other	3,716,515	17
Total investment income	3,716,515	2,075,182
Expenses:
Management fee	627,232	150,560
12b-1 distribution plan-Class A	181,662	152,142
12b-1 distribution plan-Class B	17,938	54,650
12b-1 distribution plan-Class C	154,679	98,766
12b-1 distribution plan-Class F	25,669	455
12b-1 distribution plan-Class P	33	—
12b-1 distribution plan-Class R2	71	—
12b-1 distribution plan-Class R3	392	1,987
Shareholder servicing	133,814	133,576
Professional	26,285	14,480
Reports to shareholders	33,174	12,568
Fund administration	50,178	—
Custody	31,054	2,687
Directors’ fees	3,451	1,717
Registration	51,240	37,436
Subsidy (See Note 3)	49,734	—
Other	6,821	3,896
Gross expenses	1,393,427	664,920
Expense reductions (See Note 7)	(45)	(23)
Expenses assumed by Underlying Funds (See Note 3)	—	(206,337)
Management fee waived (See Note 3)	—	(150,561)
Net expenses	1,393,382	307,999
Net investment income	2,323,133	1,767,183
Net realized and unrealized loss:
Net realized loss on investments, futures contracts and foreign currency related transactions	(1,482,210)	(805,551)*
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(10,104,919)	(10,807,601)
Net realized and unrealized loss	(11,587,129)	(11,613,152)
Net Decrease in Net Assets Resulting From Operations	$(9,263,996)	$(9,845,969)
*	Includes net realized loss from affiliated issuers of $(857,984) (See Note 9).

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Developing Local Markets Fund
INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
Operations:
Net investment income	$2,323,133	$3,736,759
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(1,482,210)	8,432,229
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(10,104,919)	11,262,786
Net increase (decrease) in net assets resulting from operations	(9,263,996)	23,431,774
Distributions to shareholders from:
Net investment income
Class A	(1,384,643)	(2,369,807)
Class B	(36,309)	(76,069)
Class C	(312,118)	(413,001)
Class F	(744,971)	(307,383)
Class I	(929,479)	(751,395)
Class P	(191)	(213)
Class R2	(289)	(370)
Class R3	(2,004)	(2,136)
Total distributions to shareholders	(3,410,004)	(3,920,374)
Capital share transactions (Net of share conversions) (See Note 11)
Net proceeds from sales of shares	135,963,689	115,318,811
Reinvestment of distributions	2,717,117	3,022,376
Cost of shares reacquired	(68,493,061)	(72,075,459)
Net increase in net assets resulting from capital share transactions	70,187,745	46,265,728
Net increase in net assets	57,513,745	65,777,128
NET ASSETS:
Beginning of period	$192,326,895	$126,549,767
End of period	$249,840,640	$192,326,895
Distributions in excess of net investment income	$(1,500,339)	$(413,468)

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Global Allocation Fund
INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
Operations:
Net investment income	$1,767,183	$2,489,805
Net realized loss on investments and foreign currency related transactions	(805,551)	(1,974,350)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(10,807,601)	25,945,012
Net increase (decrease) in net assets resulting from operations	(9,845,969)	26,460,467
Distributions to shareholders from:
Net investment income
Class A	(1,161,481)	(2,300,211)
Class B	(105,662)	(247,290)
Class C	(202,364)	(371,217)
Class F	(15,908)	(15,143)
Class I	(15,867)	(30,740)
Class R2	(112)	(276)
Class R3	(13,159)	(789)
Total distributions to shareholders	(1,514,553)	(2,965,666)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	34,028,665	37,804,987
Reinvestment of distributions	1,399,107	2,774,104
Cost of shares reacquired	(20,176,992)	(21,054,014)
Net increase in net assets resulting from capital share transactions	15,250,780	19,525,077
Net increase in net assets	3,890,258	43,019,878
NET ASSETS:
Beginning of period	$113,789,448	$70,769,570
End of period	$117,679,706	$113,789,448
Undistributed net investment income	$281,096	$28,466

See Notes to Financial Statements.

Financial Highlights

DEVELOPING LOCAL MARKETS FUND

	Class A Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$6.70		$5.72	$6.73	$6.84	$6.80	$7.66

Investment operations:

Net investment income(a)	.06		.17	.24	.22	.18	.17

Net realized and unrealized gain (loss)	(.29)		.99	(1.01)	.31	.17	(.59)

Total from investment operations	(.23)		1.16	(.77)	.53	.35	(.42)

Distributions to shareholders from:

Net investment income	(.07)		(.18)	(.14)	(.64)	(.31)	(.44)

Return of capital	–		–	(.10)	–	–	–

Total distributions	(.07)		(.18)	(.24)	(.64)	(.31)	(.44)

Net asset value, end of period	$6.40		$6.70	$5.72	$6.73	$6.84	$6.80

Total Return(b)	(3.20	)%(c)	20.53%	(11.90)%	7.98%	5.22%	(5.61)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.58	%(c)	1.27%	1.23%	1.14%	1.30%	1.30%

Expenses, including expense reductions and expenses reimbursed	.58	%(c)	1.27%	1.22%	1.14%	1.30%	1.30%

Expenses, excluding expense reductions and expenses reimbursed	.58	%(c)	1.27%	1.27%	1.83%	1.43%	1.38%

Net investment income	.91	%(c)	2.69%	3.59%	3.25%	2.70%	2.36%

Supplemental Data:
Net assets, end of period (000)	$94,611		$109,152	$83,426	$44,148	$50,398	$52,275

Portfolio turnover rate	43.90	%(c)	90.72%	83.70%	301.30%	271.35%	194.12%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class B Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$6.73		$5.74	$6.74	$6.85	$6.80	$7.67

Investment operations:

Net investment income(a)	.04		.13	.19	.18	.14	.12

Net realized and unrealized gain (loss)	(.29)		.99	(1.00)	.28	.17	(.60)

Total from investment operations	(.25)		1.12	(.81)	.46	.31	(.48)

Distributions to shareholders from:

Net investment income	(.05)		(.13)	(.11)	(.57)	(.26)	(.39)

Return of capital	–		–	(.08)	–	–	–

Total distributions	(.05)		(.13)	(.19)	(.57)	(.26)	(.39)

Net asset value, end of period	$6.43		$6.73	$5.74	$6.74	$6.85	$6.80

Total Return(b)	(3.49	)%(c)	19.68%	(12.37)%	7.26%	4.67%	(6.34)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.90	%(c)	1.93%	1.88%	1.79%	1.95%	1.95%

Expenses, including expense reductions and expenses reimbursed	.90	%(c)	1.93%	1.88%	1.79%	1.95%	1.95%

Expenses, excluding expense reductions and expenses reimbursed	.90	%(c)	1.93%	1.95%	2.46%	2.08%	2.03%

Net investment income	.59	%(c)	2.11%	2.93%	2.58%	2.05%	1.71%

Supplemental Data:
Net assets, end of period (000)	$3,102		$3,884	$4,105	$3,303	$4,184	$4,636

Portfolio turnover rate	43.90	%(c)	90.72%	83.70%	301.30%	271.35%	194.12%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class C Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$6.74		$5.74	$6.75	$6.86	$6.81	$7.67

Investment operations:

Net investment income(a)	.04		.13	.19	.18	.14	.12

Net realized and unrealized gain (loss)	(.29)		1.00	(1.01)	.30	.17	(.59)

Total from investment operations	(.25)		1.13	(.82)	.48	.31	(.47)

Distributions to shareholders from:

Net investment income	(.05)		(.13)	(.11)	(.59)	(.26)	(.39)

Return of capital	–		–	(.08)	–	–	–

Total distributions	(.05)		(.13)	(.19)	(.59)	(.26)	(.39)

Net asset value, end of period	$6.44		$6.74	$5.74	$6.75	$6.86	$6.81

Total Return(b)	(3.48	)%(c)	19.85%	(12.50)%	7.27%	4.66%	(6.20)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.90	%(c)	1.91%	1.87%	1.79%	1.95%	1.95%

Expenses, including expense reductions and expenses reimbursed	.90	%(c)	1.91%	1.87%	1.79%	1.95%	1.95%

Expenses, excluding expense reductions and expenses reimbursed	.90	%(c)	1.91%	1.91%	2.47%	2.08%	2.02%

Net investment income	.57%		2.03%	2.95%	2.60%	2.05%	1.70%

Supplemental Data:
Net assets, end of period (000)	$32,067		$27,512	$18,407	$5,952	$6,608	$7,004

Portfolio turnover rate	43.90	%(c)	90.72%	83.70%	301.30%	271.35%	194.12%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class F Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31		9/28/2007(a) to 12/31/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.69		$5.71	$6.73	$6.92

Investment operations:

Net investment income(b)	.07		.18	.25	.07

Net realized and unrealized gain (loss)	(.28)		.99	(1.01)	.17

Total from investment operations	(.21)		1.17	(.76)	.24

Distributions to shareholders from:

Net investment income	(.08)		(.19)	(.15)	(.43)

Return of capital	–		–	(.11)	–

Total distributions	(.08)		(.19)	(.26)	(.43)

Net asset value, end of period	$6.40		$6.69	$5.71	$6.73

Total Return(c)	(2.94	)%(d)	20.82%	(11.76)%	3.56	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.45	%(d)	.98%	.96%	.16	%(d)

Expenses, including expense reductions and expenses reimbursed	.45	% (d)	.98%	.96%	.16	%(d)

Expenses, excluding expense reductions and expenses reimbursed	.45	% (d)	.98%	.98%	.17	%(d)

Net investment income	1.00	%(d)	2.72%	3.94%	1.02	%(d)

Supplemental Data:
Net assets, end of period (000)	$51,607		$24,463	$710	$10

Portfolio turnover rate	43.90	%(d)	90.72%	83.70%	301.30%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class I Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$6.69		$5.72	$6.73	$6.85	$6.80	$7.66

Investment operations:

Net investment income(a)	.07		.19	.26	.25	.21	.20

Net realized and unrealized gain (loss)	(.29)		.98	(1.00)	.29	.17	(.60)

Total from investment operations	(.22)		1.17	(.74)	.54	.38	(.40)

Distributions to shareholders from:

Net investment income	(.08)		(.20)	(.15)	(.66)	(.33)	(.46)

Return of capital	–		–	(.12)	–	–	–

Total distributions	(.08)		(.20)	(.27)	(.66)	(.33)	(.46)

Net asset value, end of period	$6.39		$6.69	$5.72	$6.73	$6.85	$6.80

Total Return(b)	(3.03	)%(c)	20.89%	(11.47)%	8.20%	5.75%	(5.28)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.40	%(c)	.92%	.88%	.77%	.95%	.95%

Expenses, including expense reductions and expenses reimbursed	.40	%(c)	.92%	.87%	.77%	.95%	.95%

Expenses, excluding expense reductions and expenses reimbursed	.40	%(c)	.92%	.90%	1.45%	1.08%	1.03%

Net investment income	1.06	%(c)	3.06%	3.96%	3.64%	3.03%	2.71%

Supplemental Data:
Net assets, end of period (000)	$68,232		$27,176	$19,830	$888	$1,041	$564

Portfolio turnover rate	43.90	%(c)	90.72%	83.70%	301.30%	271.35%	194.12%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class P Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$6.69		$5.71	$6.71	$6.82	$6.77	$7.59

Investment operations:

Net investment income(a)	.06		.16	.24	.22	.18	.16

Net realized and unrealized gain (loss)	(.28)		.99	(1.01)	.30	.17	(.58)

Total from investment operations	(.22)		1.15	(.77)	.52	.35	(.42)

Distributions to shareholders from:

Net investment income	(.07)		(.17)	(.13)	(.63)	(.30)	(.40)

Return of capital	–		–	(.10)	–	–	–

Total distributions	(.07)		(.17)	(.23)	(.63)	(.30)	(.40)

Net asset value, end of period	$6.40		$6.69	$5.71	$6.71	$6.82	$6.77

Total Return(b)	(3.09	)%(c)	20.43%	(11.91)%	7.96%	5.34%	(5.60)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.63	%(c)	1.32%	1.30%	1.17%	1.22%	1.38%

Expenses, including expense reductions and expenses reimbursed	.63	%(c)	1.32%	1.30%	1.17%	1.22%	1.38%

Expenses, excluding expense reductions and expenses reimbursed	.63	%(c)	1.32%	1.37%	1.93%	1.50%	1.39%

Net investment income	.86	%(c)	2.50%	3.52%	3.30%	2.60%	2.20%

Supplemental Data:
Net assets, end of period (000)	$13		$16	$4	$9	$2	$2

Portfolio turnover rate	43.90	%(c)	90.72%	83.70%	301.30%	271.35%	194.12%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class R2 Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31		9/28/2007(a) to 12/31/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.71		$5.72	$6.73	$6.92

Investment operations:

Net investment income(b)	.05		.15	.25	.06

Net realized and unrealized gain (loss)	(.27)		1.00	(1.01)	.17

Total from investment operations	(.22)		1.15	(.76)	.23

Distributions to shareholders from:

Net investment income	(.07)		(.16)	(.14)	(.42)

Return of capital	–		–	(.11)	–

Total distributions	(.07)		(.16)	(.25)	(.42)

Net asset value, end of period	$6.42		$6.71	$5.72	$6.73

Total Return(c)	(3.15	)%(d)	20.12%	(11.63)%	3.45	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.70	%(d)	1.50%	1.08%	.27	%(d)

Expenses, including expense reductions and expenses reimbursed	.70	%(d)	1.50%	1.07%	.27	%(d)

Expenses, excluding expense reductions and expenses reimbursed	.70	%(d)	1.50%	1.15%	.28	%(d)

Net investment income	.79	%(d)	2.44%	3.74%	.92	%(d)

Supplemental Data:
Net assets, end of period (000)	$33		$23	$12	$10

Portfolio turnover rate	43.90	%(d)	90.72%	83.70%	301.30%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

DEVELOPING LOCAL MARKETS FUND

	Class R3 Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31		9/28/2007(a) to 12/31/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.70		$5.72	$6.73	$6.92

Investment operations:

Net investment income(b)	.05		.16	.23	.07

Net realized and unrealized gain (loss)	(.29)		.99	(.99)	.17

Total from investment operations	(.24)		1.15	(.76)	.24

Distributions to shareholders from:

Net investment income	(.07)		(.17)	(.14)	(.43)

Return of capital	–		–	(.11)	–

Total distributions	(.07)		(.17)	(.25)	(.43)

Net asset value, end of period	$6.39		$6.70	$5.72	$6.73

Total Return(c)	(3.42	)%(d)	20.33%	(11.76)%	3.48	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.65	%(d)	1.41%	1.26%	.25	%(d)

Expenses, including expense reductions and expenses reimbursed	.65	%(d)	1.41%	1.26%	.25	%(d)

Expenses, excluding expense reductions and expenses reimbursed	.65	%(d)	1.41%	1.30%	.25	%(d)

Net investment income	.82	%(d)	2.52%	3.50%	.95	%(d)

Supplemental Data:
Net assets, end of period (000)	$176		$103	$57	$10

Portfolio turnover rate	43.90	%(d)	90.72%	83.70%	301.30%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

GLOBAL ALLOCATION FUND

	Class A Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009		2008		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.56		$ 7.95		$13.15		$13.17	$12.23	$11.75

Investment operations:

Net investment income(a)	.16		.28		.26		.06	.05	.05

Net realized and unrealized gain (loss)	(.94)		2.66		(5.10)		1.48	2.13	.91

Total from investment operations	(.78)		2.94		(4.84)		1.54	2.18	.96

Distributions to shareholders from:

Net investment income	(.14)		(.33)		(.17)		(.03)	(.04)	(.05)

Net realized gain	–		–		(.19)		(1.53)	(1.20)	(.43)

Total distributions	(.14)		(.33)		(.36)		(1.56)	(1.24)	(.48)

Net asset value, end of period	$ 9.64		$10.56		$ 7.95		$13.15	$13.17	$12.23

Total Return(b)	(7.49	)%(c)	37.83%		(37.33)%		11.82%	18.12%	8.21%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.17	%(c)(d)	.35	%(d)	1.07	%(d)	1.60%	1.60%	1.60%

Expenses, including expense reductions, expenses assumed and management fee waived	.17	%(c)(d)	.35	%(d)	1.06	%(d)	1.60%	1.60%	1.60%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.47	%(c)(d)	1.17	%(d)	1.60	%(d)	1.71%	1.83%	1.94%

Net investment income	1.53	%(c)(d)	3.15	%(d)	2.40	%(d)	.45%	.36%	.43%

Supplemental Data:
Net assets, end of period (000)	$84,352		$83,625		$53,568		$94,321	$83,067	$67,807

Portfolio turnover rate	6.43	%(c)	6.81%		147.44%		87.01%	95.23%	97.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class B Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009		2008		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$9.81		$7.38		$12.25		$12.42	$11.65	$11.24

Investment operations:

Net investment income (loss)(a)	.11		.21		.18		(.03)	(.04)	(.02)

Net realized and unrealized gain (loss)	(.87)		2.48		(4.74)		1.39	2.02	.86

Total from investment operations	(.76)		2.69		(4.56)		1.36	1.98	.84

Distributions to shareholders from:

Net investment income	(.09)		(.26)		(.12)		–	(.01)	–

Net realized gain	–		–		(.19)		(1.53)	(1.20)	(.43)

Total distributions	(.09)		(.26)		(.31)		(1.53)	(1.21)	(.43)

Net asset value, end of period	$8.96		$9.81		$ 7.38		$12.25	$12.42	$11.65

Total Return(b)	(7.75	)%(c)	37.10%		(37.74)%		11.08%	17.28%	7.52%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50	%(c)(d)	1.00	%(d)	1.72	%(d)	2.25%	2.25%	2.25%

Expenses, including expense reductions, expenses assumed and management fee waived	.50	%(c)(d)	1.00	%(d)	1.72	%(d)	2.25%	2.25%	2.25%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.79	%(c)(d)	1.82	%(d)	2.26	%(d)	2.36%	2.48%	2.58%

Net investment income (loss)	1.17	%(c)(d)	2.49	%(d)	1.74	%(d)	(.20)%	(.29)%	(.22)%

Supplemental Data:
Net assets, end of period (000)	$9,899		$10,668		$7,194		$12,653	$11,502	$9,064

Portfolio turnover rate	6.43	%(c)	6.81%		147.44%		87.01%	95.23%	97.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class C Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009		2008		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$9.83		$7.40		$12.28		$12.44	$11.67	$11.25

Investment operations:

Net investment income (loss)(a)	.12		.22		.18		(.03)	(.04)	(.02)

Net realized and unrealized gain (loss)	(.88)		2.47		(4.75)		1.40	2.02	.87

Total from investment operations	(.76)		2.69		(4.57)		1.37	1.98	.85

Distributions to shareholders from:

Net investment income	(.09)		(.26)		(.12)		–	(.01)	–

Net realized gain	–		–		(.19)		(1.53)	(1.20)	(.43)

Total distributions	(.09)		(.26)		(.31)		(1.53)	(1.21)	(.43)

Net asset value, end of period	$8.98		$9.83		$ 7.40		$12.28	$12.44	$11.67

Total Return(b)	(7.74	)%(c)	37.00%		(37.73)%		11.14%	17.25%	7.61%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50	%(c)(d)	1.00	%(d)	1.71	%(d)	2.25%	2.25%	2.25%

Expenses, including expense reductions, expenses assumed and management fee waived	.50	%(c)(d)	1.00	%(d)	1.71	%(d)	2.25%	2.25%	2.25%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.79	%(c)(d)	1.80	%(d)	2.25	%(d)	2.36%	2.48%	2.58%

Net investment income (loss)	1.24	%(c)(d)	2.55	%(d)	1.76	%(d)	(.20)%	(.30)%	(.22)%

Supplemental Data:
Net assets, end of period (000)	$20,076		$17,741		$9,428		$16,104	$12,681	$8,991

Portfolio turnover rate	6.43	%(c)	6.81%		147.44%		87.01%	95.23%	97.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class F Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31				9/28/2007(a) to 12/31/2007
			2009		2008
Per Share Operating Performance
Net asset value, beginning of period	$10.56		$ 7.95		$13.12		$14.71

Investment operations:

Net investment income(b)	.19		.35		.32		.01

Net realized and unrealized gain (loss)	(.96)		2.61		(5.11)		(.26)

Total from investment operations	(.77)		2.96		(4.79)		(.25)

Distributions to shareholders from:

Net investment income	(.15)		(.35)		(.19)		(.07)

Net realized gain	–		–		(.19)		(1.27)

Total distributions	(.15)		(.35)		(.38)		(1.34)

Net asset value, end of period	$ 9.64		$10.56		$ 7.95		$13.12

Total Return(c)	(7.36	)%(d)	38.16%		(37.09)%		(1.67	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.05	%(d)(e)	.10	%(e)	.62	%(e)	.30	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.05	%(d)(e)	.10	%(e)	.61	%(e)	.30	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.34	%(d)(e)	.83	%(e)	1.26	%(e)	.39	%(d)

Net investment income	1.85	%(d)(e)	3.66	%(e)	3.02	%(e)	.04	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,171		$641		$9		$10

Portfolio turnover rate	6.43	%(d)	6.81%		147.44%		87.01%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Does not include expenses of Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class I Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009		2008		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.61		$ 7.98		$13.18		$13.19	$12.25	$11.76

Investment operations:

Net investment income(a)	.17		.32		.31		.11	.09	.09

Net realized and unrealized gain (loss)	(.94)		2.67		(5.13)		1.49	2.14	.92

Total from investment operations	(.77)		2.99		(4.82)		1.60	2.23	1.01

Distributions to shareholders from:

Net investment income	(.16)		(.36)		(.19)		(.08)	(.09)	(.09)

Net realized gain	–		–		(.19)		(1.53)	(1.20)	(.43)

Total distributions	(.16)		(.36)		(.38)		(1.61)	(1.29)	(.52)

Net asset value, end of period	$9.68		$10.61		$ 7.98		$13.18	$13.19	$12.25

Total Return(b)	(7.38	)%(c)	38.39%		(37.10)%		12.25%	18.46%	8.64%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00	%(c)(d)	.00	%(d)	.69	%(d)	1.25%	1.25%	1.25%

Expenses, including expense reductions, expenses assumed and management fee waived	.00	%(c)(d)	.00	%(d)	.69	%(d)	1.25%	1.25%	1.25%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.29	%(c)(d)	.80	%(d)	1.25	%(d)	1.36%	1.48%	1.58%

Net investment income	1.64	%(c)(d)	3.55	%(d)	2.85	%(d)	.78%	.70%	.77%

Supplemental Data:
Net assets, end of period (000)	$950		$1,055		$557		$804	$582	$478

Portfolio turnover rate	6.43	%(c)	6.81%		147.44%		87.01%	95.23%	97.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class R2 Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31/2009		6/23/2008(a) to 12/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$10.64		$ 7.96		$11.83

Investment operations:

Net investment income(b)	.18		.31		.18

Net realized and unrealized gain (loss)	(.95)		2.68		(3.70)

Total from investment operations	(.77)		2.99		(3.52)

Distributions to shareholders from:

Net investment income	(.12)		(.31)		(.16)

Net realized gain	–		–		(.19)

Total distributions	(.12)		(.31)		(.35)

Net asset value, end of period	$ 9.75		$10.64		$ 7.96

Total Return(c)	(7.27	)%(d)	38.36%		(30.36	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00	%(d)(e)	.00	%(e)	.32	%(d)(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.00	%(d)(e)	.00	%(e)	.32	%(d)(e)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.29	%(d)(e)	.81	%(e)	.87	%(d)(e)

Net investment income	1.68	%(d)(e)	3.46	%(e)	1.88	%(d)(e)

Supplemental Data:
Net assets, end of period (000)	$9		$10		$7

Portfolio turnover rate	6.43	%(d)	6.81%		147.44%
(a)	Commencement of investment operations was 6/23/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 7/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Does not include expenses of Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (concluded)

GLOBAL ALLOCATION FUND

	Class R3 Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31/2009		6/23/2008(a) to 12/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$10.62		$ 7.95		$11.83

Investment operations:

Net investment income(b)	.19		.37		.18

Net realized and unrealized gain (loss)	(.99)		2.62		(3.70)

Total from investment operations	(.80)		2.99		(3.52)

Distributions to shareholders from:

Net investment income	(.13)		(.32)		(.17)

Net realized gain	–		–		(.19)

Total distributions	(.13)		(.32)		(.36)

Net asset value, end of period	$ 9.69		$10.62		$ 7.95

Total Return(c)	(7.61	)%(d)	38.40%		(30.40	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.25	%(d)(e)	.26	%(e)	.27	%(d)(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.25	%(d)(e)	.26	%(e)	.26	%(d)(e)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.54	%(d)(e)	.92	%(e)	.82	%(d)(e)

Net investment income	1.82	%(d)(e)	3.79	%(e)	1.93	%(d)(e)

Supplemental Data:
Net assets, end of period (000)	$1,223		$51		$7

Portfolio turnover rate	6.43	%(d)	6.81%		147.44%
(a)	Commencement of investment operations was 6/23/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 7/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Does not include expenses of Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios (the “Funds”) and their respective classes: Lord Abbett Developing Local Markets Fund (“Developing Local Markets Fund”), Class A, B, C, F, I, P, R2 and R3 shares; and Lord Abbett Global Allocation Fund (“Global Allocation Fund”), Class A, B, C, F, I, P, R2 and R3 shares. As of the date of this report, Global Allocation Fund has not issued Class P shares. Global Allocation Fund is diversified as defined in the Act and Developing Local Markets Fund is non-diversified. Developing Local Markets Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. On March 31, 2010, each of the Funds of the Company no longer made Class B shares available for purchases.

Developing Local Markets Fund’s investment objective is to seek high total return. Global Allocation Fund’s investment objective is total return. Global Allocation Fund invests in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing

Notes to Financial Statements (unaudited)(continued)

services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income and capital gain distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the fiscal years ended December 31, 2006 through December 31, 2009. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of Developing Local Markets Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s

Notes to Financial Statements (unaudited)(continued)

Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Developing Local Markets Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations.

(h)	Futures Contracts–Developing Local Markets Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Developing Local Markets Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)

Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an

Notes to Financial Statements (unaudited)(continued)

agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing each Fund’s investments carried at value:

Developing Local Markets Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$38,787,597	$–	$38,787,597
Corporate Bonds	–	80,667,152	–	80,667,152
Foreign Government Obligations	–	24,980,725	–	24,980,725
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	11,449,273	–	11,449,273
Government Sponsored Enterprises Pass-Throughs	–	8,442,411	–	8,442,411
Municipal Bond	–	619,597	–	619,597
Non-Agency Commercial Mortgage-Backed Securities	–	82,665,591	–	82,665,591
Total	$–	$247,612,346	$–	$247,612,346

Notes to Financial Statements (unaudited)(continued)

Developing Local Markets Fund
Other Financial Instruments	Level 1	Level 2	Level 3		Total
Forward Foreign Currency Exchange Contracts
Assets	$–	$619,615		$–	$619,615
Liabilities	–	(7,954,323)		–	(7,954,323)
Futures Contracts
Assets	–	–		–	–
Liabilities	(544,377)	–		–	(544,377)
Total	$(544,377)	$(7,334,708)	$		$(7,879,085)
*	See Schedule of Investments for values in each industry.

Global Allocation Fund
Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$117,583	$–	$–	$117,583
Repurchase Agreement	–	198	–	198
Total	$117,583	$198	$–	$117,781

(l)	Disclosures about Derivative Instruments and Hedging Activities–Developing Local Markets Fund entered into forward foreign currency exchange contracts during the six months ended June 30, 2010 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits with brokers as collateral.

The Developing Local Markets Fund entered into U.S. Treasury futures contracts during the six months ended June 30, 2010 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since these futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2010, the Developing Local Markets Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Exchange Contracts	Fair Value
Forward Foreign Currency Exchange Contracts(1)	$–	$619,615	$619,615
Total	$–	$619,615	$619,615
Liability Derivatives
Futures Contracts(2)	$544,377	–	$544,377
Forward Foreign Currency Exchange Contracts(3)	–	$7,954,323	$7,954,323
Total	$544,377	$7,954,323	$8,498,700
(1)	Statement of Assets & Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)

Statement of Assets & Liabilities location: Includes cumulative unrealized appreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

(3)	Statement of Assets & Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments during the six months ended June 30, 2010 were as follows:

	Interest Rate Contracts	Foreign Currency Exchange Contracts	Total
Net Realized Loss(1)
Futures Contracts	$(891,595)	$–	$(891,595)
Forward Foreign Currency Exchange Contracts	$–	$(2,064,234)	$(2,064,234)
Net Change Unrealized Appreciation/ Depreciation(2)
Futures Contracts	$(1,466,851)	$–	$(1,466,851)
Forward Foreign Currency Exchange Contracts	$–	$(7,072,834)	$(7,072,834)
Average Number of Contracts/Notional Amount*
Futures Contracts(3)	419	–	419
Forward Foreign Currency Exchange Contracts(4)	$–	$273,659,722	$273,659,722
*	Calculated based on the number of contracts or notional amounts during the six months ended June 30, 2010.
(1)	Statement of Operations location: Net realized loss on investments, futures contracts and foreign currency related transactions.
(2)	Statement of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents number of contracts.
(4)	Amount represents notional amounts in U.S. dollars.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

Notes to Financial Statements (unaudited)(continued)

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Developing Local Markets Fund
First $1 billion	.50%
Over $1 billion	.45%

Global Allocation Fund	.25%	(1)

(1)

For the six months ended June 30, 2010, Lord Abbett contractually agreed to waive all of its management fee for Global Allocation Fund. Lord Abbett has contractually agreed to continue this management fee waiver through April 30, 2011. Such agreement may be terminated only upon the approval of the Board of Directors.

For the six months ended June 30, 2010, the effective management fee paid to Lord Abbett was at an annualized rate of .50% of the Developing Local Markets Fund’s average daily net asset value.

For the period January 1, 2010 through April 30, 2010, Lord Abbett voluntarily agreed to reimburse Global Allocation Fund to the extent necessary so that each class’ total annual operating expenses did not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.35%
B	2.00%
C	2.00%
F	1.10%
I	1.00%
P	1.45%
R2	1.60%
R3	1.50%

Effective May 1, 2010, the voluntary reimbursements for all classes of the Fund were discontinued.

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement. In return for such services, the Developing Local Markets Fund pays Lord Abbett a fee at an annual rate of .04% of the Fund’s average daily net assets. The Global Allocation Fund does not pay such a fee.

Global Allocation Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests (Lord Abbett Affiliated Fund; Lord Abbett Global Fund, Inc. – Developing Local Markets Fund; Lord Abbett Investment Trust – Lord Abbett High Yield Fund and Floating Rate Fund, Lord Abbett Research Fund, Inc. – Lord Abbett Classic Stock Fund, Lord Abbett Growth Opportunities Fund; and Lord Abbett Securities Trust – Lord Abbett Fundamental Equity Fund, Lord Abbett International Core Equity Fund, Lord Abbett International Dividend Income Fund, Lord Abbett International Opportunities Fund) pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Global Allocation Fund in proportion to the average daily value of total Underlying Fund shares owned by Global Allocation Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on Global Allocation Fund’s Statement of Operations and Receivables from affiliates on Global Allocation Fund’s Statement of Assets and Liabilities. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on Developing Local Markets Fund’s Statement of Operations and Payable to affiliates on Developing Local Markets Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2010, the percentage of Developing Local Markets Fund’s outstanding shares owned by Global Allocation Fund was 5.89%.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (“Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P(1)	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Developing Local Markets Fund only.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended June 30, 2010:

	Distributor Commissions	Dealers’ Concessions
Developing Local Markets Fund	$19,135	$96,805
Global Allocation Fund	83,079	474,684

Distributor received the following amount of CDSCs for the six months ended June 30, 2010:

	Class A	Class C
Developing Local Markets Fund	$36,193	$5,915
Global Allocation Fund	1,049	4,983

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Developing Local Markets Fund and declared and paid quarterly for Global Allocation Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2010 and the fiscal year ended December 31, 2009 was as follows:

	Developing Local Markets Fund		Global Allocation Fund
	Six Months Ended 6/30/2010 (unaudited)	Year Ended 12/31/2009	Six Months Ended 6/30/2010 (unaudited)	Year Ended 12/31/2009
Distributions paid from:
Ordinary income	$3,410,004	$3,920,374	$1,514,553	$2,965,666
Total distributions paid	$3,410,004	$3,920,374	$1,514,553	$2,965,666

As of December 31, 2009, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	Total
Global Allocation Fund	$3,583,054	$1,738,042	$5,321,096

As of June 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Developing Local Markets Fund	Global Allocation Fund
Tax cost	$248,070,668	$133,420,580
Gross unrealized gain	2,229,911	803,218
Gross unrealized loss	(2,688,233)	(16,443,175)
Net unrealized security loss	$(458,322)	$(15,639,957)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization of premiums.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2010 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Developing Local Markets Fund	$21,208,594	$182,561,258	$11,471,871	$93,588,420
Global Allocation Fund	–	24,715,509	–	7,677,290

*	Includes U.S. Government sponsored enterprises securities.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the

Notes to Financial Statements (unaudited)(continued)

Statements of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.     EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.     CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

9. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Global Allocation Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the six months ended June 30, 2010:

Affiliated Issuer	Balance of Shares Held at 12/31/2009	Gross Additions	Gross Sales	Balance of Shares Held at 6/30/2010	Value at 6/30/2010	Net Realized Loss 1/1/2010 to 6/30/2010	Dividend Income 1/1/2010 to 6/30/2010
Lord Abbett Affiliated Fund, Inc. – Class I	812,037	60,138	(220,430)	651,745	$6,080,782	$(346,504)	$37,715
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	316,298	40,837	(6,309)	350,826	8,360,187	820	–
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	1,677,871	698,449	(79,155)	2,297,165	14,678,883	(46,127)	211,199
Lord Abbett Investment Trust – Floating Rate Fund – Class I	–	284,234	–	284,234	2,583,685	–	52,821
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	764,473	50,435	–	814,908	8,458,741	–	–
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	445,124	61,518	(18,401)	488,241	8,617,461	18,121	–
Lord Abbett Investment Trust – High Yield Fund – Class I	2,271,115	423,792	(194,399)	2,500,508	18,478,756	28,063	796,109
Lord Abbett Securities Trust – International Core Equity Fund – Class I	479,367	92,898	–	572,265	5,676,868	–	–

Notes to Financial Statements (unaudited)(continued)

Affiliated Issuer	Balance of Shares Held at 12/31/2009	Gross Additions	Gross Sales	Balance of Shares Held at 6/30/2010	Value at 6/30/2010	Net Realized Loss 1/1/2010 to 6/30/2010	Dividend Income 1/1/2010 to 6/30/2010
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	3,923,219	1,050,398	(92,281)	4,881,336	$35,243,246	$(164,017)	$977,321
Lord Abbett Securities Trust – International Opportunities Fund – Class I	996,768	93,905	(192,534)	898,139	9,403,917	(348,340)	–
Total					$117,582,526	$(857,984)	$2,075,165

10.    INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index.

Illiquid securities may lower a Fund’s returns since the Fund may be unable to sell these securities at its desired time or price.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of the Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

The Developing Local Markets Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in the Developing Local Markets Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Developing Local Markets Fund, a risk that is greater with junk bonds.

Foreign currency exchange rates may fluctuate significantly over short periods of time. The Developing Local Markets Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Developing Local Markets Fund that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government

Notes to Financial Statements (unaudited)(continued)

regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

The Developing Local Markets Fund believes that its investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of the Fund’s foreign currency gains as nonqualifying income.

The value of the Global Allocation Fund’s investments will fluctuate in response to various factors related to domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Fund invests through its Underlying Funds. Because equity and fixed income investments can move in different directions or to different degrees, fixed income investments may counteract some of the volatility experienced by equity holdings, but the diminished risk that may accompany this investment approach also may result in lower returns.

These factors can affect each Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Developing Local Markets Fund	Six Months Ended June 30, 2010 (unaudited)		Year Ended December 31, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,599,869	$24,187,153	9,999,328	$65,022,801
Converted from Class B*	31,305	207,627	37,500	224,160
Reinvestment of distributions	190,393	1,266,526	318,135	1,947,071
Shares reacquired	(5,330,504)	(35,329,741)	(8,659,116)	(52,214,793)
Increase (decrease)	(1,508,937)	$($9,668,435)	1,695,847	$14,979,239

Class B Shares
Shares sold	39,910	$269,177	113,488	$729,414
Reinvestment of distributions	5,292	35,352	10,070	61,614
Shares reacquired	(108,676)	(725,292)	(225,308)	(1,331,549)
Converted to Class A*	(31,164)	(207,627)	(37,348)	(224,160)
Decrease	(94,638)	$(628,390)	(139,098)	$(764,681)

Class C Shares
Shares sold	1,448,556	$9,780,060	2,296,908	$14,986,323
Reinvestment of distributions	26,400	176,283	35,375	217,910
Shares reacquired	(577,570)	(3,865,574)	(1,456,718)	(8,933,716)
Increase	897,386	$6,090,769	875,565	$6,270,517

Class F Shares
Shares sold	8,305,271	$55,503,785	4,620,067	$28,890,200
Reinvestment of distributions	38,284	253,907	8,912	57,233
Shares reacquired	(3,931,072)	(25,759,511)	(1,099,323)	(7,088,731)
Increase	4,412,483	$29,998,181	3,529,656	$21,858,702

Notes to Financial Statements (unaudited)(continued)

Developing Local Markets Fund	Six Months Ended June 30, 2010 (unaudited)		Year Ended December 31, 2009
Class I Shares	Shares	Amount	Shares	Shares
Shares sold	6,863,985	$45,958,647	861,602	$5,545,404
Reinvestment of distributions	148,623	983,375	120,561	737,699
Shares reacquired	(398,063)	(2,638,099)	(389,965)	(2,414,179)
Increase	6,614,545	$44,303,923	592,198	$3,868,924

Class P Shares
Shares sold	418	$2,959	1,885	$12,327
Reinvestment of distributions	24	161	9	66
Shares reacquired	(678)	(4,463)	(217)	(1,331)
Increase (decrease)	(236)	$(1,343)	1,677	$11,062

Class R2 Shares
Shares sold	2,013	$13,093	1,549	$10,480
Reinvestment of distributions	23	152	41	253
Shares reacquired	(253)	(1,654)	(219)	(1,412)
Increase	1,783	$11,591	1,371	$9,321

Class R3 Shares
Shares sold	37,166	$248,815	18,904	$121,862
Reinvestment of distributions	205	1,361	86	530
Shares reacquired	(25,140)	(168,727)	(13,586)	(89,748)
Increase	12,231	$81,449	5,404	$32,644
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Global Allocation Fund	Six Months Ended June 30, 2010 (unaudited)		Year Ended December 31, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,050,690	$21,691,808	2,675,427	$25,827,729
Converted from Class B*	40,816	426,988	58,189	519,791
Reinvestment of distributions	106,284	1,082,783	239,902	2,161,986
Shares reacquired	(1,368,128)	(14,295,532)	(1,794,253)	(15,931,176)
Increase	829,662	$8,906,047	1,179,265	$12,578,330

Class B Shares
Shares sold	222,721	$2,185,505	426,440	$3,673,044
Reinvestment of distributions	10,514	99,762	28,211	234,998
Shares reacquired	(172,107)	(1,696,360)	(279,537)	(2,191,072)
Converted to Class A*	(43,989)	(426,988)	(61,707)	(519,791)
Increase	17,139	$161,919	113,407	$1,197,179

Notes to Financial Statements (unaudited)(concluded)

Global Allocation Fund	Six Months Ended June 30, 2010 (unaudited)		Year Ended December 31, 2009
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	757,233	$7,466,208	825,179	$7,306,379
Reinvestment of distributions	19,112	181,427	40,706	342,732
Shares reacquired	(344,700)	(3,337,914)	(335,534)	(2,699,831)
Increase	431,645	$4,309,721	530,351	$4,949,280

Class F Shares
Shares sold	114,409	$1,179,674	68,346	$543,709
Reinvestment of distributions	590	6,012	267	2,642
Shares reacquired	(54,194)	(577,014)	(9,073)	(68,234)
Increase	60,805	$608,672	59,540	$478,117

Class I Shares
Shares sold	12,365	$129,882	44,348	$411,668
Reinvestment of distributions	1,544	15,867	3,361	30,681
Shares reacquired	(15,247)	(158,526)	(18,067)	(160,764)
Increase (decrease)	(1,338)	$(12,777)	29,642	$281,585

Class R2 Shares
Shares sold	– (a)	$1	– (a)	$2
Reinvestment of distributions	11	112	31	276
Increase	11	$113	31	$278

Class R3 Shares
Shares sold	130,708	$1,375,587	4,117	$42,456
Reinvestment of distributions	1,298	13,144	80	789
Shares reacquired	(10,612)	(111,646)	(281)	(2,937)
Increase	121,394	$1,277,085	3,916	$40,308
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Value is less than 1 share.

12.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Funds’ financial statements.

Investments in Underlying Funds (unaudited)

Global Allocation Fund invests in Underlying Funds managed by Lord Abbett. As of June 30, 2010, Global Allocation Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	5.17%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	7.11%
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	12.48%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2.20%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	7.19%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	7.33%
Lord Abbett Investment Trust – High Yield Fund – Class I	15.72%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	4.83%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	29.97%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	8.00%

The Ten Largest Holdings and the Holdings by Sector, as of June 30, 2010, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Bank of America Corp.	3.87%
JPMorgan Chase & Co.	3.66%
Wells Fargo & Co.	3.25%
Goldman Sachs Group, Inc. (The)	2.74%
Chevron Corp.	2.47%
Pfizer, Inc.	2.27%
Merck & Co., Inc.	2.13%
AT&T, Inc.	2.02%
General Electric Co.	1.94%
Hess Corp.	1.87%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	11.58%
Consumer Staples	6.04%
Energy	14.25%
Financials	28.59%
Health Care	10.57%
Industrials	7.84%
Information Technology	7.50%
Materials	6.30%
Telecommunication Services	3.28%
Utilities	1.07%
Short-Term Investment	2.98%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Classic Stock Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	3.54%
Bank of America Corp.	2.62%
JPMorgan Chase & Co.	2.24%
Goldman Sachs Group, Inc. (The)	1.93%
Microsoft Corp.	1.92%
Google, Inc. Class A	1.92%
Marriot International Inc. Class A	1.63%
Schlumberger Ltd.	1.61%
Procter & Gamble Co. (The)	1.57%
Exxon Mobil Corp.	1.57%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.48%
Consumer Staples	5.48%
Energy	10.92%
Financials	19.47%
Health Care	11.22%
Industrials	7.85%
Information Technology	21.34%
Materials	6.17%
Telecommunication Services	1.34%
Utilities	0.92%
Short-Term Investment	1.81%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Developing Local Markets Fund

Ten Largest Holdings	% of Investments
Turkey Government Bond, Zero Coupon, 11/30/2010	4.16%
Poland Government Bond, 6.00%, 11/24/2010	1.68%
Citigroup Funding, Inc., 1.875%, 10/22/2012	1.29%
Hungary Government Bond, 6.75%, 10/12/2010	1.25%
Societe Financement de l’Economie Francaise, 2.375%, 3/26/2012	1.24%
Vodafone Group plc, .877%, 6/15/2011	1.21%
Bank of America Corp., 2.10%, 4/30/2012	1.16%
Kraft Foods, Inc., .928%, 8/11/2010	1.12%
Capital One Multi-Asset Execution Trust 2003-A5, .64%, 7/15/2013	0.98%
Federal National Mortgage Assoc. 2004-61 A, 5.00%, 2/25/2018	0.96%

Holdings by Sector*	% of Investments
Agency	7.51%
Asset-Backed	15.66%
Banking	6.90%
Basic Industry	0.34%
Capital Goods	1.06%
Consumer Cyclical	0.53%
Consumer Non-Cyclical	4.11%
Energy	5.06%
Finance & Investment	0.79%
Foreign Government	10.09%
Local Authority	0.25%
Mortgage-Backed	36.40%
Services Cyclical	0.56%
Services Non-Cyclical	1.77%
Technology & Electronics	0.58%
Telecommunications	3.42%
Utility	4.97%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Investment Trust – Floating Rate Fund

Ten Largest Holdings	% of Investments
American General Finance Corp. Term Loan B, 7.25%, 4/21/2015	1.39%
Ford Motor Co. Term Loan, 3.31% – 3.35%, 12/16/2013	1.24%
Bucyrus International, Inc. Term Loan, 4.50%, 2/19/2016	1.13%
Lamar Media Corp. Term Loan B, 4.25%, 12/30/2016	1.00%
Univision Communications, Inc. Term Loan B, 2.54%, 9/29/2014	0.96%
Cincinnati Bell, Inc. Term Loan, 6.50%, 6/11/2017	0.96%
Smurfit-Stone Container Enterprises, Inc., 6.75%, 2/22/2016	0.93%
Weather Channel Replacement Term Loan, 5.00%, 9/14/2015	0.92%
M Foods Holdings, Inc., Term Loan B, 6.25%, 6/29/2016	0.90%
International Lease Finance Corp. Term Loan B1, 6.75%, 3/17/2015	0.88%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Aerospace	1.04%
Chemicals	3.95%
Consumer Non-Durables	2.41%
Energy	0.97%
Financial	6.67%
Food/Tobacco	5.37%
Forest Products/Containers	3.39%
Gaming/Leisure	4.12%
Healthcare	9.41%
Housing	3.09%
Information Technology	3.92%
Manufacturing	5.36%
Media/Telecommunications	22.05%
Metals/Minerals	0.71%
Retail	4.70%
Service	9.88%
Transportation	6.53%
Utility	2.26%
Short-Term Investments	4.17%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
Exxon Mobil Corp.	4.58%
Amgen, Inc.	2.73%
Barrick Gold Corp.	2.52%
Hewlett-Packard Co.	2.19%
Bank of America Corp.	2.07%
Onicom Group	2.06%
WABCO Holdings, Inc.	2.02%
El Paso Corp.	1.77%
Ford Motor Co.	1.72%
Williams Cos., Inc. (The)	1.68%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.99%
Consumer Staples	1.36%
Energy	12.42%
Financials	18.97%
Health Care	17.15%
Industrials	12.17%
Information Technology	15.65%
Materials	8.69%
Utilities	2.04%
Short-Term Investment	1.56%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
NetApp, Inc.	1.80%
Limited Brands, Inc.	1.63%
T. Rowe Price Group, Inc.	1.54%
Kansas City Southern	1.43%
Nordstrom, Inc.	1.37%
Analog Devices, Inc.	1.31%
Akamai Technologies, Inc.	1.30%
Altera Corp.	1.28%
Albemarle Corp.	1.24%
Lam Research Corp.	1.24%

Holdings by Sector*	% of Investments
Consumer Discretionary	21.32%
Consumer Staples	1.21%
Energy	4.73%
Financials	13.43%
Health Care	13.96%
Industrials	10.62%
Information Technology	27.20%
Materials	7.28%
Short-Term Investment	0.25%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Wind Acquisition Finance SA, 12.00%, 12/1/2015	1.73%
Nextel Communications, Inc., 6.875%, 10/31/2013	1.62%
Ford Motor Credit Co. LLC, 12.00%, 5/15/2015	1.54%
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/2016	1.30%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/2017	1.28%
Liberty Mutual Group, Inc., 10.75%, 6/15/2058	1.21%
HCA, Inc., 9.125%, 11/15/2014	1.16%
El Paso Corp., 8.05%, 10/15/2030	1.10%
Nielsen Finance LLC/Nielsen Finance Co., Zero Coupon, 8/1/2016	1.06%
Angel Lux Common SA., 8.875%, 5/1/2016	1.01%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Banking	1.31%
Basic Industry	6.70%
Capital Goods	6.96%
Consumer Cyclical	8.51%
Consumer Non-Cyclical	3.85%
Energy	7.75%
Finance & Investment	4.95%
Insurance	4.08%
Foreign Government	0.34%
Media	11.68%
Real Estate	0.81%
Service Cyclical	13.06%
Service Non-Cyclical	7.37%
Technology & Electronics	5.62%
Telecommunications	10.46%
Utility	1.61%
Short-Term Investment	4.94%
Total	100.00%
*	A sector may comprise several industries

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
DnB NOR ASA	2.02%
Tullow Oil plc	1.90%
Teva Pharmaceutical Industries Ltd. ADR	1.81%
Vodafone Group plc	1.73%
Nestle SA Registered Shares	1.68%
Roche Holding Ltd. AG	1.67%
Daimler AG Registered Shares	1.66%
DBS Group Holdings Ltd.	1.60%
Fresenius SE	1.57%
KT Corp.	1.54%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.85%
Consumer Staples	10.91%
Energy	8.11%
Financials	18.21%
Health Care	9.23%
Industrials	12.35%
Information Technology	6.40%
Materials	6.38%
Telecommunication Services	6.28%
Utilities	5.79%
Short-Term Investment	3.49%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Yellow Pages Income Fund Unit	2.15%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	1.76%
GlaxoSmithKline plc	1.71%
Siliconware Precision Industries Co. ADR	1.70%
Vodafone Group plc	1.60%
Schneider Electric SA	1.56%
Nordic American Tanker Shipping Ltd.	1.56%
Pembina Pipeline Income Fund Unit	1.52%
Penn West Energy Trust Unit	1.51%
KT Corp.	1.51%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.15%
Consumer Staples	7.70%
Energy	13.60%
Financials	22.55%
Health Care	5.46%
Industries	9.93%
Information Technology	6.51%
Materials	4.18%
Telecommunication Services	8.12%
Utilities	7.75%
Short-Term Investment	5.05%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Metropolitan Bank & Trust Co.	1.66%
Rheinmetall AG	1.64%
Babcock International Group plc	1.63%
FP Corp.	1.60%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	1.56%
PT Bank Negara Indonesia (Persero) Tbk	1.54%
Megaworld Corp.	1.53%
Obic Co., Ltd.	1.53%
Prosegur Companhia de Seguridad SA Registered Shares	1.49%
Schroders plc	1.49%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Consumer Discretionary	22.24%
Consumer Staples	9.91%
Energy	4.10%
Financials	13.27%
Health Care	5.57%
Industrials	18.00%
Information Technology	10.72%
Materials	7.84%
Telecommunication Services	0.55%
Utilities	5.84%
Short-Term Investment	1.96%
Total	100.00%

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Global Fund, Inc.

Lord Abbett Developing Local Markets Fund

Lord Abbett Global Allocation Fund

LAGF-3-0610

(08/10)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 26, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 26, 2010

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 26, 2010